AMERICAN BEACON FUNDS

(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

4151 Amon Carter Boulevard, MD 2450

Fort Worth, Texas 76155

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: August 31, 2013

Date of reporting period: May 31, 2013

Form N-Q is to be used by management investment companies, other than small business investments companies, registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The following is a copy of the registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 as amended (the “1940 Act”) as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X:

American Beacon Zebra Small Cap Equity Fund

Portfolio of Investments

May 31, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
COMMON STOCK - 96.72%
CONSUMER DISCRETIONARY - 17.08%
Auto Components - 1.50%
Dorman Products, Inc.	2,390	$106
Shiloh Industries, Inc.	793	8

		114

Distributors - 0.34%
DXP Enterprises, Inc.A	432	26

Hotels, Restaurants & Leisure - 0.56%
Einstein Noah Restaurant Group, Inc.	1,143	16
Monarch Casino & Resort, Inc.A	1,359	21
Nathan’s Famous, Inc.A	117	6

		43

Household Durables - 2.86%
AT Cross Co.A	608	9
Bassett Furniture Industries, Inc.	1,713	24
CSS Industries, Inc.B	727	20
Flexsteel Industries, Inc.	662	15
Helen of Troy Ltd.A	2,303	90
Kimball International, Inc.	1,220	12
Lifetime Brands, Inc.	1,317	18
Universal Electronics, Inc.A	1,132	30

		218

Internet & Catalog Retail - 2.46%
1-800-Flowers.com, Inc.A	3,020	18
Global Sources Ltd.A	4,189	29
HSN, Inc.	1,358	77
Insight Enterprises, Inc.A	1,613	31
Systemax, Inc.	3,299	32

		187

Leisure Equipment & Products - 0.24%
Johnson Outdoors, Inc., Class AA	715	18

Media - 3.10%
Beasley Broadcasting Group, Inc.	210	2
Courier Corp.	595	8
CTC Media, Inc.	9,342	111
Entravision Communications Corp.	5,387	25
Journal Communications, Inc., Class AA	4,193	28
Saga Communications, Inc., Class A	108	5
Scholastic Corp.	950	28
World Wrestling Entertainment, Inc.	2,928	29

		236

Multiline Retail - 0.79%
Fred’s, Inc., Class A	2,382	38
Gordmans Stores, Inc.A	1,744	22

		60

Specialty Retail - 3.25%
America’s Car-Mart, Inc.A	664	30
Cato Corp., Class A	1,981	49
Destination Maternity Corp.	917	23
Destination XL Group, Inc.A	4,617	23
Kirkland’s, Inc.A	1,125	17
PC Connection, Inc.	907	15
Rush Enterprises, Inc., Class AA	503	13
Shoe Carnival, Inc.	1,561	38
West Marine, Inc.A	1,713	20
Winmark Corp.	321	19

		247

Textiles & Apparel - 1.98%
Cherokee, Inc.	798	11
Culp, Inc.B	1,042	18
Delta Apparel, Inc.A	762	11
G-III Apparel Group Ltd.A	620	26
New York & Co., Inc.A	1,177	7
RG Barry Corp.	1,082	16
Unifi, Inc.A	2,068	38
Weyco Group, Inc.	991	24

		151

Total Consumer Discretionary		1,300

	Shares	Fair Value
		(000’s)
CONSUMER STAPLES - 7.17%
Beverages - 0.76%
Coca-Cola Bottling Co. Consolidated	315	$19
National Beverage Corp.	2,408	39

		58

Food & Drug Retailing - 1.93%
Arden Group, Inc., Class A	80	9
Ingles Markets, Inc., Class A	1,117	25
Seneca Foods Corp., Class AA	656	21
Spartan Stores, Inc.	1,028	18
Village Super Market, Inc., Class A	549	21
Weis Markets, Inc.	1,324	53

		147

Food Products - 1.96%
Seaboard Corp.	54	$149

Household Products - 0.12%
Oil-Dri Corp of America	314	9

Personal Products - 2.40%
Female Health Co.	1,430	13
Inter Parfums, Inc.	958	29
National American University Holdings, Inc.	2,745	10
Nature’s Sunshine Products, Inc.	1,060	16
Revlon, Inc., Class AA	2,710	54
Steiner Leisure Ltd.A	1,193	61

		183

Total Consumer Staples		546

ENERGY - 8.47%
Energy Equipment & Services - 1.38%
Blueknight Energy Partners LPC	2,190	19
C&J Energy Services, Inc.A	1,255	24
Forbes Energy Services Ltd.A	2,617	9
Matrix Service Co.A	393	6
Mitcham Industries, Inc.A	620	10
RigNet, Inc.A	714	18
Tesco Corp.A	653	8
TGC Industries, Inc.	1,309	11

		105

Oil & Gas - 7.09%
Adams Resources & Energy, Inc.	149	9
Apco Oil and Gas International, Inc.A	1,872	23
Arabian American Development Co.A	1,210	9
Calumet Specialty Products Partners LPC	3,877	132
CVR Energy, Inc.	1,045	66
Evolution Petroleum Corp.A	500	5
North European Oil Royalty TrustD	729	18
Panhandle Oil and Gas, Inc., Class A	137	4
Pioneer Southwest Energy Partners LPC	2,798	91
Renewable Energy Group, Inc.A	7,166	97
Resource America, Inc.	1,783	17
Sabine Royalty TrustD	960	50
Saratoga Resources, Inc.A	2,646	6
Warren Resources, Inc.A	4,271	13

		540

Total Energy		645

FINANCIALS - 23.10%
Banks - 14.28%
1st Source Corp.	1,383	33
Access National Corp.	867	11
American National Bankshares, Inc.	416	9
Ames National Corp.	485	10
Bancfirst Corp.	795	34
Bank of Kentucky Financial Corp.B	416	11
Bank of Marin Bancorp	279	11
Bridge Capital HoldingsA	694	11
Bryn Mawr Bank Corp.	630	14
C&F Financial Statutory Trust IB	238	11
Camden National Corp.	448	17
Center Bancorp, Inc.B	897	12
Citizens & Northern Corp.	681	13
CNB Financial Corp.	658	11
CoBiz Financial, Inc.	552	5
CTBI Preferred Capital Trust III	786	28

	Shares	Fair Value
		(000’s)
Enterprise Bancorp, Inc.	516	$9
Enterprise Financial Services Corp.	1,088	17
ESB Financial Corp.	1,003	13
Farmers National Banc Corp.	1,501	9
Fidelity Southern Corp.	1,075	14
Financial Institutions, Inc.	743	14
First Bancorp, Inc.	507	8
First Citizens BancShares, Inc., Class A	503	99
First Community Bancshares, Inc.B	1,119	17
First Defiance Financial Corp.	549	12
First Financial Corp.	653	20
First Interstate Bancsystem, Inc.B	1,680	33
First of Long Island Corp.	462	15
German American Bancorp, Inc.	675	15
Great Southern Bancorp, Inc.	836	22
Home Bancorp, Inc.A	517	9
Horizon Bancorp	332	7
Lakeland Bancorp, Inc.	1,486	15
MainSource Financial Group, Inc.	1,145	16
Merchants Bancshares, Inc.	323	9
NASB Financial, Inc.A	346	8
National Bankshares, Inc.	341	11
Northrim BanCorp, Inc.B	487	11
OceanFirst Financial Corp.	949	13
Peapack Gladstone Financial Corp.	670	10
Penns Woods Bancorp, Inc.	222	9
Peoples Bancorp, Inc.	551	11
Republic Bancorp, Inc., Class A	1,831	44
Sandy Spring Bancorp, Inc.	1,223	26
Sterling Financial Corp.	5,869	132
SY Bancorp, Inc.	705	17
Taylor Capital Group, Inc.A	1,905	32
TowneBank	1,706	25
Trico Bancshares	753	15
Union First Market Bankshares Corp.	1,230	25
Univest Corp of Pennsylvania	823	15
Washington Banking Co.	788	11
Washington Trust Bancorp, Inc.	836	23
Waterstone Financial, Inc.A	2,877	23
West Bancorporation, Inc.	910	11

		1,086

Diversified Financials - 5.09%
Asta Funding, Inc.	993	9
Credit Acceptance Corp.A	1,363	156
Diamond Hill Investment Group, Inc.	176	14
Encore Capital Group, Inc.A	1,419	51
EZCORP, Inc., Class AA	3,257	63
Heartland Financial USA, Inc.	1,062	29
MicroFinancial, Inc.	1,169	8
MidWestOne Financial Group, Inc.	266	6
Nicholas Financial, Inc.	961	14
Pzena Investment Management, Inc.	1,501	10
Texas Pacific Land TrustD	335	27

		387

Insurance - 3.57%
Crawford & Co., Class B	2,595	18
EMC Insurance Group, Inc.	818	23
Enstar Group Ltd.A B	801	100
Global Indemnity PLCA	486	11
Independence Holding Co.	708	8
Kansas City Life Insurance Co.	733	28
National Western Life Insurance Co., Class A	289	57

	Shares	Fair Value
		(000’s)
Universal Insurance Holdings, Inc.	3,309	$22

		272

Real Estate - 0.16%
Heritage Oaks BancorpA	1,954	12

Total Financials		1,757

HEALTH CARE - 6.62%
Biotechnology - 1.04%
Maxygen, Inc.	4,647	11
PDL BioPharma, Inc.	7,038	58
Sciclone Pharmaceuticals, Inc.A	2,005	10

		79

Health Care Equipment & Supplies - 2.58%
ArthroCare Corp.A	501	17
Atrion Corp.	29	6
Computer Programs and Systems, Inc.	159	8
CONMED Corp.	632	21
Exactech, Inc.A	350	6
Given Imaging Ltd.	549	8
ICU Medical, Inc.A	272	19
Integra LifeSciences Holdings Corp.A	551	21
Masimo Corp.	989	21
Meridian Bioscience, Inc.	764	17
Merit Medical Systems, Inc.A	851	8
Nutraceutical International Corp.	553	11
Orthofix International N.V.A	464	13
PhotoMedex, Inc.A	610	10
Utah Medical Products, Inc.	206	10

		196

Health Care Providers & Services - 2.76%
Almost Family, Inc.	332	7
Amedisys, Inc.A	655	8
Bio-Reference Labs, Inc.A	434	13
Corvel Corp.A	233	12
Ensign Group, Inc.	634	23
Gentiva Health Services, Inc.	1,083	12
LHC Group, Inc.A	459	10
National Healthcare Corp.	488	23
National Research Corp.A	518	10
Select Medical Holdings Corp.	6,354	50
Triple-S Management Corp., Class BA	899	19
US Physical Therapy, Inc.	323	9
Vanguard Health Systems, Inc.A	1,127	15

		211

Pharmaceuticals - 0.24%
Hi-Tech Pharmacal Co. Inc	285	9
Lannett Co. IncA	808	9

		18

Total Health Care		504

INDUSTRIALS - 16.23%
Aerospace & Defense - 0.53%
Astronics Corp.	374	13
Kaman Corp.B	506	18
LMI Aerospace, Inc.A	497	9

		40

Air Freight & Couriers - 0.29%
Air Transport Services Group, Inc.A	3,557	22

Building Products - 0.29%
AAON, Inc.	281	9
PGT, Inc.A	1,494	13

		22

	Shares	Fair Value
		(000’s)
Commercial Services & Supplies - 6.60%
Aceto Corp.	975	$12
American Public Education, Inc.A	444	17
Bridgepoint Education, Inc.A	6,106	78
Capella Education Co.A	344	15
CDI Corp.	638	9
Ceco Environmental Corp.	724	9
Collectors Universe	774	10
Corinthian Colleges, Inc.A	3,931	10
CSG Systems International, Inc.A B	973	21
Education Management Corp.A	7,315	47
Electro Rent Corp.	613	10
Ennis, Inc.	906	16
Franklin Covey Co.A	709	10
Herman Miller, Inc.	1,641	46
Intersections, Inc.	862	8
Kelly Services, Inc., Class A	1,320	23
Multi-Color Corp.	670	20
Resources Connection, Inc.	711	8
Schawk, Inc.	945	11
Standard Parking Corp.A	634	14
TeleTech Holdings, Inc.A	1,539	35
TRC Co. Inc.A	1,447	9
United Stationers Supply Co.	1,465	51
VSE Corp.	390	13

		502

Diversified Manufacturing - 0.25%
Myers Industries, Inc.B	1,306	19

Electrical Equipment - 1.18%
Chase Corp.	505	10
Coleman Cable, Inc.	873	16
Franklin Electric Co., Inc.	507	17
Houston Wire & Cable Co.	669	9
Powell Industries, Inc.A	394	19
Preformed Line Products Co.	271	19

		90

Industrial Conglomerates - 1.64%
ICF International, Inc.A	760	23
Park-Ohio Industries, Inc.A	842	31
Raven Industries, Inc.	1,071	33
Standex International Corp.	431	22
US Ecology, Inc.	579	16

		125

Machinery - 1.98%
Alamo Group, Inc.	441	19
Columbus McKinnon Corp.A	824	17
Commercial Vehicle Group, Inc.A	1,633	13
Flow International Corp.A	2,257	9
Hardinge, Inc.	733	9
Hollysys Automation Technologies Ltd.A	1,694	20
Hurco Co., Inc.A	401	12
Kadant, Inc.	499	15
Lydall, Inc.A	772	11
Sun Hydraulics Corp.	806	26

		151

Marine - 0.25%
StealthGas, Inc.A	1,798	19

Real Estate - 2.04%
Amerco, Inc.	901	155

	Shares	Fair Value
		(000’s)
Road & Rail - 0.34%
Universal Truckload Services, Inc.	1,030	$26

Transportation Infrastructure - 0.84%
Wesco Aircraft Holdings, Inc.A	3,636	64

Total Industrials		1,235

INFORMATION TECHNOLOGY - 9.32%
Communications Equipment - 1.52%
Aware, Inc.	4,271	23
Black Box Corp.	588	16
Extreme NetworksA	2,713	10
Mitel Networks Corp.A	4,220	15
Ubiquiti Networks, Inc.	1,857	35
Verint Systems, Inc.A	508	17

		116

Computers & Peripherals - 0.43%
Electronics for Imaging, Inc.A	1,200	33

Electronic Equipment & Instruments - 2.12%
CTS Corp.	812	10
Daktronics, Inc.	1,032	11
ePlus, Inc.	255	13
Littelfuse, Inc.	516	38
Measurement Specialties, Inc.A	403	18
MTS Systems Corp.	402	24
Scansource, Inc.A	825	26
Tessco Technologies, Inc.	344	8
Zygo Corp.A	846	13

		161

Internet Software & Services - 0.28%
Perficient, Inc.A	951	12
RealNetworks, Inc.	1,211	9

		21

IT Consulting & Services - 2.16%
Computer Task Group, Inc.	446	10
EPAM Systems, Inc.A	999	23
Hackett Group, Inc.	1,475	7
iGATE Corp.A	1,857	27
Lionbridge TechnologiesA	2,081	6
Sykes Enterprises, Inc.A	1,159	18
Syntel, Inc.	911	59
Virtusa Corp.A	599	14

		164

Semiconductor Equipment & Products - 1.43%
Alpha & Omega Semiconductor Ltd.A	799	6
Amkor Technology, Inc.A	4,165	19
ATMI, Inc.A	771	18
Entegris, Inc.A	2,946	31
GSI Group, Inc.A	502	4
IXYS Corp.	901	10
Nova Measuring Instruments Ltd.A	930	9
PDF Solutions, Inc.A	650	12

		109

Software - 1.38%
Actuate Corp.A	1,214	8
American Software, Inc., Class A	690	6
EPIQ Systems, Inc.B	945	12
Magic Software Enterprises Ltd.	1,752	9
Mentor Graphics Corp.	2,847	55
Pegasystems, Inc.	311	10

	Shares	Fair Value
		(000’s)
Telenav, Inc.A	1,065	$5

		105

Total Information Technology		709

MATERIALS - 4.82%
Chemicals - 1.98%
Hawkins, Inc.	418	17
Innospec, Inc.	1,211	49
KMG Chemicals, Inc.	579	13
NL Industries, Inc.	3,105	36
Stepan Co.	328	18
Zep, Inc.	1,084	18

		151

Construction Materials - 0.18%
United States Lime & Minerals, Inc.A	285	14

Containers & Packaging - 0.43%
AEP Industries, Inc.A	265	22
UFP Technologies, Inc.A	553	11

		33

Metals & Mining - 2.23%
AMCOL International Corp.	1,463	47
Gold Resource Corp.	1,676	16
Hallador Energy Co.	985	8
Handy & Harman Ltd.A	1,139	18
MFC Industrial Ltd.	7,732	68
NN, Inc.	1,283	12

		169

Total Materials		367

TELECOMMUNICATION SERVICES - 0.81%
Diversified Telecommunication Services - 0.59%
Hawaiian Telcom Holdco, Inc.A	413	11
IDT Corp.	1,173	20
Premiere Global Services, Inc.A	1,177	14

		45

Wireless Telecommunication Services - 0.22%
USA Mobility, Inc.	1,250	17

Total Telecommunication Services		62

UTILITIES - 3.10%
Electric - 1.25%
MGE Energy, Inc.	1,766	95

Gas - 0.63%
Chesapeake Utilities Corp.	688	36
Delta Natural Gas Co. Inc	539	12

		48

Water - 1.22%
Artesian Resources Corp.	605	13
Consolidated Water Co. Ltd	1,036	11
Middlesex Water Co.	1,169	23
SJW Corp.	1,352	36
York Water Co.	510	10

		93

Total Utilities		236

Total Common Stock (Cost $6,658)		7,361

SHORT-TERM INVESTMENTS - 3.14% (Cost $239)

	Shares	Fair Value
		(000’s)

JPMorgan U.S. Government Money Market Fund, Capital Class	238,996	$239

TOTAL INVESTMENTS - 99.86% (Cost $6,897)		7,600
OTHER ASSETS, NET OF LIABILITIES - 0.14%		11

TOTAL NET ASSETS - 100.00%		$7,611

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $308 or 4.06% of net assets. The Fund has no right to demand registration of these securities.

C	Limited Partnership.
D	Royalty Trust.

Futures Contracts Open on May 31, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 Mini Index Futures	Long	2	June, 2013	$197	$1

				$197	$1

American Beacon Zebra Global Equity Fund

Portfolio of Investments

May 31, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)

Australia - 3.55%
Common Stocks - (Cost $306)
Australia & New Zealand Banking Group Ltd., ADRA B	2,897	$75
BHP Billiton Ltd., ADRB	3,139	102
Caltex Australia Ltd.A	1,046	22
Coca Cola Amatil Ltd.A	1,851	23
Harvey Norman Holdings Ltd.	8,210	19
Iluka Resources LimitedA	1,771	19
Sonic Healthcare Ltd.	1,529	21

Total Australia		281

Belgium - 0.43%
Common Stocks - (Cost $32)
Anheuser-Busch InBev N.V.	367	34

Canada - 3.10%
Common Stocks - (Cost $271)
Agrium, Inc.	404	37
Barrick Gold Corp.	1,722	36
Brookfield Office Properties, Inc.	3,709	65
Imperial Oil Ltd.	1,348	52
Suncor Energy, Inc.	1,797	54

Total Canada		244

Finland - 0.18%
Common Stocks - (Cost $17)
Orion Corp. Class BA	579	14

France - 3.86%
Common Stocks - (Cost $286)
Air Liquide S.A.	180	23
CNP AssurancesA	1,045	16
EDF S.A.	1,353	31
GDF Suez	770	16
Imerys S.A.A	246	15
LVMH Moet Hennessy Louis VuittonA	165	29
NatixisA	4,645	22
Rexel S.A.	695	16
Sanofi	502	53
Societe BIC S.A., ADRA B	129	14
Total S.A.	1,041	52
Zodiac AerospaceA	136	18

Total France		305

Germany - 2.74%
Common Stocks - (Cost $197)
BASF SEA	381	37
Continental AG	136	18
Daimler AG	583	38
Henkel AG & Co. KGaAA	257	21
Hugo Boss AGA	130	15
SAP AG	389	30
Suedzucker AGA	334	11
United Internet AGA	623	18

	Shares	Fair Value
		(000’s)
Volkswagen AG	131	$28

Total Germany		216

Hong Kong - 1.38%
Common Stocks - (Cost $117)
ASM Pacific Technology Ltd.	1,700	20
Hang Seng Bank Ltd.	1,700	27
SJM Holdings Ltd.	9,000	24
Sun Hung Kai Properties Ltd.	3,000	39

Total Hong Kong		110

Ireland - 0.48%
Common Stocks - (Cost $27)
Warner Chilcott PLC Class A	1,977	38

Italy - 1.12%
Common Stocks - (Cost $73)
Exor SpAA	1,370	43
Luxottica Group SpA, ADRB	900	46

Total Common Stocks		89

Rights - (Cost $-)
Exor SpA, Expires June 5, 2013C	2,740	—

Total Rights		—

Total Italy		89

Japan - 8.49%
Common Stocks - (Cost $594)
Asahi Group Holdings Ltd.	700	17
Central Japan Railway Co.	700	76
Daihatsu Motor Co. Ltd.	1,000	21
Gunma Bank Ltd.	3,000	15
Hankyu Hanshin Holdings, Inc.	3,000	16
Hino Motors Ltd.	2,000	28
Hisamitsu Pharmaceutical Co.A	300	15
Hitache Metals Ltd.A	2,000	21
Hoya Corp.	900	18
Idemitsu Kosan Co. Ltd.	600	49
Inpex Corp.	5	21
IYO Bank Ltd.A	1,000	9
Mitsubishi Electric Corp.A	3,000	28
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,900	13
Nomura Research Institute Ltd.	600	17
NTT DOCOMO, Inc.A	25	37
Osaka Gas Co. Ltd.	5,000	19
Otsuka Holdings Co. Ltd.	700	22
Seven & I Holdings Co. Ltd.	800	27
Shimamura Co. Ltd.A	200	23
Toho Gas Co. Ltd.	3,000	16
Toto Ltd.A	2,000	21
Toyota Industries Corp.A	1,600	63
Toyota Tshusho Corp.A	1,900	50
Yahoo Japan Corp.	61	27

Total Japan		669

	Shares	Fair Value
		(000’s)
Luxembourg - 0.24%
Common Stocks - (Cost $21)
Millicom International Cellular S.A. A	237	$19

Netherlands - 0.51%
Common Stocks - (Cost $40)
Akzo Nobel	299	19
Wolters Kluwer N.V.	963	21

Total Netherlands		40

Norway - 0.35%
Common Stocks - (Cost $32)
Statoil ASA	1,256	28

Singapore - 1.05%
Common Stocks - (Cost $78)
DBS Group Holdings Ltd.	1,000	14
Flextronics International Ltd.A	3,780	28
Keppel Corp Ltd.A	2,000	17
Keppel REITD	400	0
Oversea-Chinese Banking Corp Ltd.	3,000	24

Total Singapore		83

Spain - 1.40%
Common Stocks - (Cost $113)
InditexA	139	17
Mapfre S.A.A	13,004	45
Zardoya Otis S.A.A	3,501	48

Total Spain		110

Sweden - 1.49%
Common Stocks - (Cost $104)
Atlas Copco AB, Class BA	788	19
Ericsson LM, Class B	3,939	46
Nordea Bank ABA	4,333	53

Total Sweden		118

Switzerland - 4.26%
Common Stocks - (Cost $319)
ACE Ltd.	380	34
Garmin Ltd.	713	25
Kuehne + Nagel International AGA	323	35
Nestle S.A. Reg	1,975	131
Sika AG BRA	16	40
Swatch Groug AGA	443	43
TE Connectivity Ltd.	652	28

Total Switzerland		336

United Kingdom - 8.93%
Common Stocks - (Cost $684)
AstraZeneca PLC, ADRA B	1,378	70
BAE Systems PLC	4,362	27
British American Tobacco PLC	1,248	68
BT Group PLC	8,011	37
Fresnillo PLCA	788	14
HSBC Holdings PLC	11,280	123
Investec PLCA	2,101	15
London Stock Exchange GroupA	868	18
National Grid PLC	3,222	38
Reckitt Benckiser Group PLC	552	39
Royal Dutch Shell PLC, Class B	3,561	124
Sage Group PLCA	3,616	20

	Shares	Fair Value
		(000’s)
Standard Chartered PLC	1,725	$40
Unilever PLC	1,735	73

Total United Kingdom		706

United States - 52.90%
Common Stocks - (Cost $3,638)
3M Co.	470	51
Abbott Laboratories	1,104	40
AbbVie, Inc.	1,104	47
Activision Blizzard, Inc.	2,158	31
Airgas, Inc.	271	28
Alleghany Corp.	89	35
Alliant Energy Corp.	543	27
American Express Co.	665	50
Amgen, Inc.	530	53
Apache Corp.	357	29
Arch Capital Group Ltd.A	703	36
AT&T, Inc.	1,925	67
Axis Capital Holdings Ltd.	704	31
Baxter International, Inc.	450	32
Bed Bath & Beyond, Inc.A	501	34
Berkshire Hathaway, Inc., Class BA	570	64
Brown-Forman Corp., Class B	482	33
CA, Inc.	1,320	36
CH Robinson Worldwide, Inc.	487	28
Chevron Corp.	692	85
Chubb Corp.	320	28
Cintas Corp.	738	34
Cisco Systems, Inc.	2,431	59
CME Group, Inc.	544	37
Coca-Cola Co.	1,558	61
Colgate-Palmolive Co.	710	41
Comcast Corp., Class A	1,003	40
ConocoPhillips	722	44
Crown Holdings, Inc.A	719	30
Danaher Corp.	598	37
Dell, Inc.	2,455	33
DIRECTVA	730	44
DISH Network Corp., Class A	652	25
DTE Energy Co.	385	26
EI du Pont de Nemours & Co.	802	46
Eli Lilly & Co.	759	40
Exxon Mobil Corp.	1,305	119
Fastenal Co.	585	31
FedEx Corp.	307	30
FLIR Systems, Inc.	1,173	29
FMC Corp.	398	25
Franklin Resources, Inc.	283	44
General Dynamics Corp.	470	36
Genuine Parts Co.E	461	36
HCA Holdings, Inc.	1,771	69
Henry Schein, Inc.A	348	34
Hormel Foods Corp.	831	33
Illinois Tool Works, Inc.	501	35
Intel Corp.	2,493	61
International Business Machines Corp.	395	82
Intuit, Inc.	450	26
Leucadia National Corp.	1,205	38
Liberty Media Corp.A	247	31
Loews Corp.	1,041	47
Marathon Oil Corp.	883	30
Marathon Petroleum Corp.	443	37
Marsh & McLennan Cos., Inc.	761	30
Mattel, Inc.	875	39
Medtronic, Inc.	949	48
Microsoft Corp.	2,887	101

	Shares	Fair Value
		(000’s)
News Corp., Class B	1,264	$41
NextEra Energy, Inc.	496	37
Northrop Grumman Corp.	440	36
Oracle Corp.	1,854	63
Patterson Cos., Inc.	730	29
PepsiCo, Inc.	700	57
Pfizer, Inc.	5,129	141
Philip Morris International, Inc.	690	63
Phillips 66	612	41
Praxair, Inc.	324	37
Public Service Enterprise Group, Inc.	1,084	36
Quest Diagnostics, Inc.	392	24
Raytheon Co.	538	36
Renaissancere Holdings Ltd.	264	23
Reynolds American, Inc.	1,218	59
Ross Stores, Inc.	548	35
SCANA Corp.	605	31
Schlumberger Ltd.	635	46
SEI Investments Co.	932	29
Sigma-Aldrich Corp.	430	36
SLM Corp.	1,624	39
Stryker Corp.	592	39
Symantec Corp.	1,453	33
Sysco Corp.	847	29
Target Corp.	495	35
TJX Cos., Inc.	688	35
U.S. Bancorp	1,074	38
UnitedHealth Group, Inc.	718	45
Verisk Analytics, Inc., Class AA	486	29
Verizon Communications, Inc.	1,303	63
Viacom, Inc., Class B	561	37
Wal-Mart Stores, Inc.	1,159	87
Wells Fargo & Co.	1,901	76
Western Digital Corp.	921	58
WR Berkley Corp.	696	29
Xcel Energy, Inc.	1,022	29
Xylem, Inc.	833	23

Total United States		4,177

SHORT-TERM INVESTMENTS - 3.58% (Cost $283)
JPMorgan U.S. Government Money Market Fund, Capital Class	283,157	283

TOTAL INVESTMENTS - 100.04% (Cost $7,232)		7,900
LIABILITIES, NET OF OTHER ASSETS - –0.04%		(3)

TOTAL NET ASSETS - 100.00%		$7,897

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	ADR - American Depositary Receipt.
C	Call.
D	REIT - Real Estate Investment Trust.
E

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $36 or 0.45% of net assets. The Fund has no right to demand registration of these securities.

Futures Contracts Open on May 31, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index Futures	Long	2	June, 2013	$163	$0
MSCI EAFE Mini Index Futures	Long	2	June, 2013	169	(4)

				$332	$(4)

American Beacon London Company Income Equity Fund

Portfolio of Investments

May 31, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)
PREFERRED STOCK - 1.96%
FINANCIALS - 1.96%
Diversified Financials - 1.30%
Aegon N.V., 8.00%, Due 2/15/2042	14,932	$426
Morgan Stanley Capital Trust VIII, 6.45%, Due 4/15/2067	17,060	431

		857

Insurance - 0.66%
Montpelier Re Holdings Ltd., 8.875%, Due 5/10/2016	15,550	435

Total Financials		1,292

Total Preferred Stock (Cost $1,277)		1,292

COMMON STOCK - 93.77%
CONSUMER DISCRETIONARY - 5.81%
Leisure Equipment & Products - 2.89%
Hasbro, Inc.	42,787	1,903

Specialty Retail - 2.92%
Lowe’s Cos., Inc.	45,533	1,918

Total Consumer Discretionary		3,821

CONSUMER STAPLES - 12.71%
Beverages - 3.08%
Coca-Cola Co.	50,650	2,025

Tobacco - 9.63%
Altria Group, Inc.	51,520	1,860
Lorillard, Inc.	42,171	1,790
Philip Morris International, Inc.	15,189	1,381
Reynolds American, Inc.	27,232	1,310

		6,341

Total Consumer Staples		8,366

ENERGY - 5.89%
Chevron Corp.	15,746	1,933
ConocoPhillips	31,649	1,941

Total Energy		3,874

FINANCIALS - 19.74%
Banks - 4.05%
Wells Fargo & Co.	65,756	2,666

Diversified Financials - 7.42%
BlackRock, Inc., Class A	8,692	2,427
Federated Investors, Inc., Class B	88,600	2,451

		4,878

Insurance - 3.29%
Cincinnati Financial Corp.	45,741	2,165

Real Estate - 4.98%
Corrections Corp. of AmericaA	56,210	1,976
Hatteras Financial Corp.A	50,324	1,299

		3,275

Total Financials		12,984

	Shares	Fair Value
		(000’s)
HEALTH CARE - 8.69%
Bristol-Myers Squibb Co.	56,615	$2,605
Johnson & Johnson	11,063	931
Pfizer, Inc.	80,243	2,185

Total Health Care		5,721

INDUSTRIALS - 3.21%
General Dynamics Corp.	27,375	2,111

INFORMATION TECHNOLOGY - 15.29%
Communications Equipment - 6.26%
Cisco Systems, Inc.	88,850	2,140
Corning, Inc.	129,340	1,988

		4,128

Computers & Peripherals - 2.10%
International Business Machines Corp.	6,637	1,381

IT Consulting & Services - 2.37%
Paychex, Inc.	41,881	1,559

Semiconductor Equipment & Products - 2.26%
Intel Corp.	61,161	1,485

Software - 2.30%
Microsoft Corp.	43,358	1,512

Total Information Technology		10,065

MATERIALS - 10.12%
Chemicals - 7.80%
Albemarle Corp.	39,095	2,617
NewMarket Corp.	9,171	2,515

		5,132

Paper & Forest Products - 2.32%
MeadWestvaco Corp.	43,585	1,525

Total Materials		6,657

TELECOMMUNICATION SERVICES - 3.39%
Verizon Communications, Inc.	46,044	2,232

UTILITIES - 8.92%
Electric - 5.93%
Dominion Resources, Inc.	42,988	2,431
Duke Energy Corp.	21,991	1,472

		3,903

Gas - 2.99%
Kinder Morgan Management LLCB C	24,229	1,968

Total Utilities		5,871

Total Common Stock (Cost $56,787)		61,702

SHORT-TERM INVESTMENTS - 3.59% (Cost $2,364)
JPMorgan U.S. Government Money Market Fund, Capital Class	2,363,796	2,364

Fair Value
(000’s)
TOTAL INVESTMENTS - 99.32% (Cost $60,428)	65,358
OTHER ASSETS, NET OF LIABILITIES - 0.68%	448

TOTAL NET ASSETS - 100.00%	$65,806

Percentages are stated as a percent of net assets.

A	REIT - Real Estate Investment Trust.
B	Limited Liability Company.
C	Non-income producing security.

Futures Contracts Open on May 31, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 Mini E Index Futures	Long	27	June, 2013	$2,199	$(13)

				$2,199	$(13)

American Beacon SiM High Yield Opportunities Fund

Portfolio of Investments

May 31, 2013 (Unaudited)

	Shares	Fair Value
		(000’s)

COMMON STOCKS - 1.07% (Cost $3,957)

FINANCIALS - 1.07%

Real Estate - 1.07%
Omega Healthcare Investors, Inc.A	170,500	$5,526

PREFERRED STOCKS - 2.93% (Cost $10,835)

TRANSPORTATION - 2.93%

Airlines - 2.93%
Continental Airlines Finance Trust II, 6.00%, 11/15/2030	314,250	15,143

	Par AmountB
	(000’s)

CORPORATE OBLIGATIONS - 73.23%

Consumer - 7.09%
Constellation Brands, Inc.,
6.00%, Due 5/1/2022	$9,000	10,102
4.25%, Due 5/1/2023	3,000	2,948
North Atlantic Trading Co.,
11.50%, Due 7/15/2016C	4,060	4,243
19.00%, Due 1/15/2017C	7,800	8,560
Simmons Foods, Inc., 10.50%, Due 11/1/2017C	10,110	10,818

		36,671

Finance - 0.63%
Omega Healthcare Investors, Inc., 5.875%, Due 3/15/2024	3,000	3,240

Manufacturing - 11.19%
ADS Tactical, Inc., 11.00%, Due 4/1/2018C	11,750	11,514
Crown Americas LLC, 4.50%, Due 1/15/2023C D	8,000	7,819
Ducommun, Inc., 9.75%, Due 7/15/2018	7,850	8,714
Interface Security Systems Holdings, Inc., 9.25%, Due 1/15/2018C	12,550	13,115
Sensata Technologies BV, 4.875%, Due 10/15/2023C	10,500	10,448
Servicios Corporativos Javer SAPI de CV, 9.875%, Due 4/6/2021C	6,900	6,245

		57,855

Service - 34.00%
Alliance HealthCare Services, Inc., 8.00%, Due 12/1/2016	11,700	11,861
Ancestry.com Inc., 11.00%, Due 12/15/2020C	11,500	13,225
Ceridian Corp., 11.00%, Due 3/15/2021C	8,231	9,404
CityCenter Holdings LLC, 10.75%, Due 1/15/2017D	3,190	3,477
DaVita, Inc., 5.75%, Due 8/15/2022	14,000	14,909
Griffey Intermediate Inc., 7.00%, Due 10/15/2020C	12,979	13,141
HCA, Inc.,
7.50%, Due 2/15/2022	2,700	3,146
4.75%, Due 5/1/2023	10,000	9,975
Kindred Healthcare, Inc., 8.25%, Due 6/1/2019	12,440	13,000
Live Nation Entertainment, Inc., 7.00%, Due 9/1/2020C	6,750	7,315
MGM Resorts International, 7.75%, Due 3/15/2022	10,000	11,400
Nord Anglia Education UK Holdings PLC, 10.25%, Due 4/1/2017C	11,250	12,600
Southern Graphics, Inc., 8.375%, Due 10/15/2020C	12,000	12,900
Station Casinos LLC, 7.50%, Due 3/1/2021C	3,000	3,143
Tenet Healthcare Corp., 4.50%, Due 4/1/2021C	11,875	11,667
Univision Communications, Inc., 6.75%, Due 9/15/2022C	11,250	12,094

	Par AmountB		Fair Value
	(000’s)		(000’s)
Wynn Las Vegas LLC, 5.375%, Due 3/15/2022D		$12,000	$12,630

			175,887

Telecommunications - 8.65%
DigitalGlobe, Inc., 5.25%, Due 2/1/2021C		13,750	13,853
Goodman Networks, Inc., 13.125%, Due 7/1/2018C		4,300	4,633
Lynx II Corp., 6.375%, Due 4/15/2023C		12,000	12,510
Satmex Escrow SA de CV, 9.50%, Due 5/15/2017		12,800	13,760

			44,756

Transportation - 5.04%
NESCO LLC, 11.75%, Due 4/15/2017C D		9,500	10,688
Syncreon Global Ireland Ltd., 9.50%, Due 5/1/2018C		12,210	13,248
United Continental Holdings, Inc., 6.375%, Due 6/1/2018		2,100	2,147

			26,083

Utilities - 6.63%
Calpine Corp., 7.875%, Due 1/15/2023C		10,850	11,935
GenOn Americas Generation LLC, 9.125%, Due 5/1/2031D		11,600	13,108
NRG Energy, Inc., 6.625%, Due 3/15/2023C		500	529
Saratoga Resources, Inc., 12.50%, Due 7/1/2016		8,515	8,728

			34,300

Total Corporate Obligations (Cost $367,095)			378,792

FOREIGN CONVERTIBLE OBLIGATIONS - 1.20%

Consumer - 0.62%
Marine Harvest ASA, 4.50%, Due 2/23/2015	EUR	1,500	2,458
Pescanova S.A.,
5.125%, Due 4/20/2017	EUR	1,950	228
8.75%, Due 2/17/2019	EUR	4,500	526

			3,212

Service - 0.58%
Rexlot Holdings Ltd., 6.00%, Due 9/28/2016	HKD	20,000	2,984

Total Foreign Convertible Obligations (Cost $13,025)			6,196

FOREIGN OBLIGATIONS - 16.88%

Manufacturing - 4.81%
Frigoglass Finance BV, 8.25%, Due 5/15/2018C	EUR	4,000	5,311
VWR Funding, Inc., 10.75%, Due 6/30/2017C E	EUR	6,387	8,592
Western Areas NL, 6.40%, Due 7/2/2015	AUS	11,500	10,992

			24,895

Service - 6.19%
Cirsa Funding Luxembourg S.A. 144A, 8.75%, Due 5/15/2018C	EUR	9,800	12,935
Europcar Groupe S.A., 11.50%, Due 5/15/2017C	EUR	5,000	7,214
Ono Finance II PLC, 11.125%, Due 7/15/2019C	EUR	8,500	11,821

			31,970

Sovereign - 2.80%
Mexican Bonos Desarr,
7.25%, Due 12/15/2016	MXN	66,000	5,624
5.00%, Due 6/15/2017	MXN	112,000	8,869

			14,493

Telecommunications - 1.74%
OTE PLC, 7.875%, Due 2/7/2018	EUR	6,500	8,998

	Par AmountB		Fair Value
	(000’s)		(000’s)

Transportation - 1.34%
Moto Finance PLC, 10.25%, Due 3/15/2017 C	GBP	4,350	$6,956

Total Foreign Obligations (Cost $84,260)			87,312

U.S. AGENCY OBLIGATIONS - 2.10%
Federal National Mortgage Association,
1.375%, Due 11/15/2016		$1,000	1,023
1.25%, Due 1/30/2017		7,750	7,880
0.875%, Due 12/20/2017		2,000	1,984

Total U.S. Agency Obligations (Cost $10,847)			10,887

U.S. TREASURY OBLIGATIONS - 0.24% (Cost $1,254)
U.S. Treasury, 0.875%, Due 2/28/2017		1,250	1,257

TOTAL INVESTMENTS - 97.65% (Cost $491,272)			505,113

OTHER ASSETS, NET OF LIABILITIES - 2.35%			12,137

TOTAL NET ASSETS - 100.00%			$517,250

Percentages are stated as a percent of net assets.

A	REIT - Real Estate Investment Trust.
B	In U.S. Dollars unless otherwise noted.
C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $288,476 or 55.77% of net assets. The Fund has no right to demand registration of these securities.

D	Limited Liability Company.
E	Valued at fair value pursuant to procedures approved by the Board of Trustees.

Futures Contracts Open on May 31, 2013 (000’s):

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)
Euro Currency Globex June Futures	Short	372	June, 2013	$60,371	$69
British Pound Globex June Futures	Short	78	June, 2013	7,400	(50)
Australian Currency Globex June Futures	Short	122	June, 2013	11,666	912

				$79,437	$930

OTC swap agreements outstanding on May 31, 2013:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1):

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at 5/31/2013(2)	Notional Amount (3)	Upfront Premiums Received	Unrealized Appreciation (Depreciation)	Fair Value
Delta Airline	GLM	5.000%	12/20/2016	4.0005%	$1,000,000	$(153)	$185	$32
Delta Airline	GLM	5.000%	3/20/2017	4.2334%	1,000,000	(89)	114	25
Delta Airline	GLM	5.000%	3/20/2017	4.2334%	1,000,000	(106)	132	26
Delta Airline	JPM	5.000%	6/20/2017	4.4422%	2,000,000	(190)	229	39
Delta Airline	FBF	5.000%	6/20/2017	4.4422%	2,000,000	(198)	237	39
Delta Airline	GLM	5.000%	6/20/2017	4.4422%	1,000,000	(110)	130	20
Delta Airline	JPM	5.000%	9/20/2017	4.6674%	2,000,000	(203)	227	24
Delta Airline	FBF	5.000%	12/20/2017	4.8654%	2,000,000	(138)	148	10

						$(1,187)	$1,402	$215

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Glossary:

Counterpary Abbreviations:

GLM	Goldman Sachs Bank USA
JPM	JP Morgan Chase Bank, N.A.
FBF	Credit Suisse Bank

Currency Abbreviations:

EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
AUS	Australian Dollar
AUS	Australian Dollar
MXN	Mexican Peso

Exchange Abbreviations:

OTC	Over-the-Counter
Globex	Chicago Mercantile Exchange

American Beacon Flexible Bond Fund

Portfolio of Investments

May 31, 2013 (Unaudited)

	Par AmountJ	Fair Value
	(000’s)	(000’s)

Domestic Convertible Obligations - 1.23%

Energy - 0.14%
Lukoil International Finance BV, 2.625%, Due 6/16/2015	$100	$110
Seadrill Ltd., 3.375%, Due 10/27/2017	100	144

		254

Finance - 0.20%
Hong Kong Exchanges, 0.50%, Due 10/23/2017	200	218
Noble Group Ltd., 0.01%, Due 6/13/2014	100	147

		365

Manufacturing - 0.68%
DR Horton, Inc., 2.00%, Due 5/15/2014	150	281
EMC Corp., 1.75%, Due 12/1/2013	100	155
Glencore Finance Europe S.A., 5.00%, Due 12/31/2014	100	115
Goldcorp, Inc., 2.00%, Due 8/1/2014	83	85
Intel Corp., 3.25%, Due 8/1/2039	100	131
Lam Research Corp., 0.50%, Due 5/15/2016	30	32
Microsoft Corp., 0.01%, Due 6/15/2013A	58	62
Siemens AG, 1.05%, Due 8/16/2017	250	264
TPK Holding Co Ltd., 0.01%, Due 4/20/2014	100	103

		1,228

Service - 0.15%
Newford Capital Ltd., 0.01%, Due 5/12/2016	100	103
priceline.com, Inc., 1.00%, Due 3/15/2018	29	34
Shire PLC, 2.75%, Due 5/9/2014	100	114
WellPoint, Inc., 2.75%, Due 10/15/2042A	20	24

		275

Telecommunications - 0.06%
Billion Express Investment Ltd, 0.75%, Due 10/18/2015	100	102

Transportation - 0.00%
Ship Finance International Ltd., 3.25%, Due 2/1/2018	8	8

Total Domestic Convertible Obligations (Cost $2,083)		2,232

Domestic Obligations - 24.57%
Consumer - 0.80%
BAT International Finance PLC, 1.125%, Due 3/29/2016	300	301
BRF - Brasil Foods S.A., 5.875%, Due 6/6/2022A	200	220
Constellation Brands, Inc., 3.75%, Due 5/1/2021	240	234
KazAgro National Management Holding JSC, 4.625%, Due 5/24/2023A	200	191
Land O’Lakes Capital Trust I, 7.45%, Due 3/15/2028A	100	101
Marfrig Holding Europe BV, 9.875%, Due 7/24/2017	200	187
Reynolds Group Issuer Inc.,
7.125%, Due 4/15/2019	100	107
7.875%, Due 8/15/2019	100	110

		1,451

Energy - 0.95%
Chesapeake Energy Corp., 7.625%, Due 7/15/2013	240	241
Continental Resources, Inc., 4.50%, Due 4/15/2023A	300	302
ION Geophysical Corp., 8.125%, Due 5/15/2018A	75	75
Millennium Offshore Services Superholdings LLC, 9.50%, Due 2/15/2018B	200	207
Plains Exploration & Production Co.,
6.50%, Due 11/15/2020	80	89
6.875%, Due 2/15/2023	135	153
Reliance Holdings USA, Inc., 4.50%, Due 10/19/2020	250	262
Sinopec Group Overseas Development 2012 Ltd.,
2.75%, Due 5/17/2017	200	205
3.90%, Due 5/17/2022	200	204

		1,738

	Par AmountJ	Fair Value
	(000’s)	(000’s)

Finance - 15.27%
African Export Import BA, 5.75%, Due 7/27/2016	$347	$369
Agile Property Holdings Ltd., 8.875%, Due 4/28/2017C	300	317
Alexandria Real Estate Equities, Inc., 4.60%, Due 4/1/2022	50	53
Ally Financial, Inc.,
4.50%, Due 2/11/2014	380	386
4.625%, Due 6/26/2015	1,000	1,044
American International Group, Inc., 8.25%, Due 8/15/2018	235	299
Asian Development Bank, 2.75%, Due 5/21/2014	500	512
Banco do Brasil S.A. Cayman, 4.50%, Due 1/22/2015A	250	259
Banco Santander Brasil S.A., 4.25%, Due 1/14/2016A	400	416
Bank of America Corp.,
6.50%, Due 8/1/2016	285	326
0.605%, Due 8/15/2016	890	862
5.75%, Due 12/1/2017	60	69
7.625%, Due 6/1/2019	100	126
Bank of America NA, 5.30%, Due 3/15/2017	250	277
Bank of India, 3.625%, Due 9/21/2018	200	199
Bank Rakyat Indonesia, 2.95%, Due 3/28/2018	200	197
Barclays Bank PLC, 5.20%, Due 7/10/2014	450	472
Bestgain Real Estate Ltd., 2.625%, Due 3/13/2018	200	192
BNP Paribas S.A., 1.179%, Due 1/10/2014D	250	251
CBRE Services, Inc., 5.00%, Due 3/15/2023	155	155
Central China Real Estate Ltd., 12.25%, Due 10/20/2015	100	110
Cie de Financement Foncier, 2.25%, Due 3/7/2014A	200	203
CIT Group, Inc., 5.25%, Due 4/1/2014A	1,000	1,029
Citigroup, Inc.,
6.375%, Due 8/12/2014	560	595
5.50%, Due 10/15/2014	50	53
6.125%, Due 5/15/2018	60	71
Country Garden Holdings Co., 10.50%, Due 8/11/2015	100	111
Country Garden Holdings Co. Ltd, 11.25%, Due 4/22/2017	200	219
Danske Bank A/S, 1.327%, Due 4/14/2014A D	200	201
Deutsche Bank AG, 1.00%, Due 5/24/2028	300	289
Development Bank of Kaza, 5.50%, Due 12/20/2015	200	211
Dexia Credit Local S.A., 2.75%, Due 4/29/2014	250	255
DNB Bank ASA, 3.20%, Due 4/3/2017A	200	211
DuPont Fabros Technology LP, 8.50%, Due 12/15/2017E	375	401
European Investment Bank, 1.25%, Due 9/17/2013	395	396
Export-Import Bank of Korea, 5.00%, Due 4/11/2022	200	221
Fifth Third Bancorp, 0.700%, Due 12/20/2016D	435	427
General Electric Capital Corp., 2.15%, Due 1/9/2015	390	399
Goldman Sachs Group, Inc.,
0.676%, Due 7/22/2015D	440	438
7.50%, Due 2/15/2019	332	411
HBOS PLC, 0.983%, Due 9/6/2017	365	338
Hospitality Properties Trust, 5.00%, Due 8/15/2022	40	42
HSBC Bank PLC,
0.915%, Due 5/15/2018	200	201
1.50%, Due 5/15/2018A	200	197
ING Bank N.V.,
1.597%, Due 10/18/2013A F	180	181
1.681%, Due 6/9/2014A F	515	520
1.375%, Due 3/7/2016A	1,000	996
0.983%, Due 7/3/2017F	385	365
International Lease Finance Corp.,
5.65%, Due 6/1/2014	385	398
6.75%, Due 9/1/2016A	600	679
Jones Lang LaSalle, Inc., 4.40%, Due 11/15/2022	30	31
JPMorgan Chase & Co.,
0.726%, Due 4/23/2015	440	440
4.40%, Due 7/22/2020	10	11
Kookmin Bank, 7.25%, Due 5/14/2014	500	528
Korea Development Bank, 3.00%, Due 9/14/2022	200	190
Korea Exchange Bank, 2.00%, Due 4/2/2018	200	196
Longfor Properties Co. Ltd, 9.50%, Due 4/7/2016	200	216
Mizuho Corporate Bank Ltd., 1.85%, Due 3/21/2018	200	198

	Par AmountJ	Fair Value
	(000’s)	(000’s)
Morgan Stanley,
4.75%, Due 4/1/2014	$970	$997
1.523%, Due 2/25/2016D	250	251
1.75%, Due 2/25/2016	250	250
4.75%, Due 3/22/2017	130	142
7.30%, Due 5/13/2019	300	368
MPT Operating Partnership LP, 6.875%, Due 5/1/2021E	200	221
National Australia Bank Ltd., 1.60%, Due 8/7/2015	250	254
Nationwide Building Society, 4.65%, Due 2/25/2015A	500	528
QNB Finance Ltd., 2.875%, Due 4/29/2020	200	197
Royal Bank of Scotland PLC, 9.50%, Due 3/16/2022F	300	354
Russian Standard Bank, 9.25%, Due 7/11/2017	200	217
Santander US Debt S.A. Unipersonal, 3.724%, Due 1/20/2015A	700	711
Santander US Debt SAU, 2.991%, Due 10/7/2013	500	502
Shimao Property Holdings Ltd., 9.65%, Due 8/3/2017	200	215
SLM Corp.,
5.00%, Due 4/15/2015	600	624
6.25%, Due 1/25/2016	100	106
Springleaf Finance Corp.,
5.85%, Due 6/1/2013	300	300
5.75%, Due 9/15/2016	100	102
Standard Bank PLC, 8.125%, Due 12/2/2019	100	117
Standard Chartered PLC,
5.50%, Due 11/18/2014A	300	319
3.85%, Due 4/27/2015A	576	605
State Bank of India, 3.25%, Due 4/18/2018	200	199
Swire Properties MTN Financing Ltd., 4.375%, Due 6/18/2022	200	213
Temasek Financial I Ltd., 3.375%, Due 7/23/2042	250	212
Tenedora Nemak S.A. de CV, 5.50%, Due 2/28/2023	200	204
UBS AG, 5.875%, Due 12/20/2017	175	205
Wachovia Corp., 0.616%, Due 10/28/2015D	425	422
Yuexiu Property Co., 4.50%, Due 1/24/2023	200	190

		27,784

Manufacturing - 3.23%
American Axle & Manufacturing Holdings, Inc., 9.25%, Due 1/15/2017A	44	48
Apple, Inc.,
0.523%, Due 5/3/2018	320	321
2.40%, Due 5/3/2023	190	181
ArcelorMittal,
9.50%, Due 2/15/2015	190	211
4.25%, Due 8/5/2015	210	217
Barminco Finance Property Ltd., 9.00%, Due 6/1/2018A	100	98
Case New Holland, Inc., 7.75%, Due 9/1/2013	215	217
Citic Pacific Limited, 6.375%, Due 4/10/2020	200	199
Dell, Inc.,
1.00%, Due 2/28/2014	100	100
1.00%, Due 2/5/2021	100	100
Evraz Group S.A., 6.50%, Due 4/22/2020	200	193
Fidelity National Information Services, Inc.,
5.00%, Due 3/15/2022	150	161
3.50%, Due 4/15/2023	125	120
Ford Motor Credit Co. LLC,
7.00%, Due 10/1/2013B	965	984
2.75%, Due 5/15/2015B	200	205
1.525%, Due 5/9/2016B	425	427
5.00%, Due 5/15/2018B	200	220
Freeport-McMoRan Copper & Gold, Inc.,
3.10%, Due 3/15/2020A	85	83
3.875%, Due 3/15/2023A	40	39
Heathrow Funding Ltd., 2.50%, Due 6/25/2017A	200	204
Hewlett-Packard Co., 4.65%, Due 12/9/2021	140	144
HJ Heinz Co., 1.00%, Due 3/27/2020	200	202
Lear Corp., 4.75%, Due 1/15/2023A	90	89
Metalsa S.A. de CV, 4.90%, Due 4/24/2023A	150	149
Metinvest BV, 10.25%, Due 5/20/2015A	100	107

	Par AmountJ	Fair Value
	(000’s)	(000’s)
Mohawk Industries, Inc., 3.85%, Due 2/1/2023	$92	$93
Montell Finance Co., 8.10%, Due 3/15/2027A	150	203
Nitrogenmuvek Zrt, 7.875%, Due 5/21/2020A	200	202
Packaging Corp of America, 3.90%, Due 6/15/2022	—	—
PTT Global Chemical PCL, 4.25%, Due 9/19/2022	200	206
Rock Tenn Co.,
3.50%, Due 3/1/2020	20	21
4.00%, Due 3/1/2023	20	20
Vale S.A., 5.625%, Due 9/11/2042	100	93

		5,857

Service - 1.94%
Cinemark USA, Inc., 4.875%, Due 6/1/2023A	210	209
DISH DBS Corp.,
7.75%, Due 5/31/2015	400	439
5.00%, Due 5/15/2017A	105	105
6.25%, Due 5/15/2023A	105	105
Endo Health Solutions, Inc., 7.25%, Due 1/15/2022	100	108
FTI Consulting, Inc.,
6.75%, Due 10/1/2020	190	203
6.00%, Due 11/15/2022A	30	32
Grupo Famsa SAB de CV, 7.25%, Due 6/1/2020A	140	140
HCA, Inc., 6.50%, Due 2/15/2020	800	902
Hertz Global Holdings, Inc., 5.25%, Due 6/1/2014	40	125
Host Hotels & Resorts LP, 3.75%, Due 10/15/2023E	100	98
Marriott International, Inc.,
3.00%, Due 3/1/2019	75	78
3.25%, Due 9/15/2022	30	29
Sally Holdings LLC., 5.75%, Due 6/1/2022B	16	17
Sirius XM Radio, Inc., 4.25%, Due 5/15/2020A	210	206
Stonemor Partners LP, 7.875%, Due 6/1/2021A E	50	50
Tenet Healthcare Corp.,
4.50%, Due 4/1/2021A	105	103
4.375%, Due 10/1/2021A	105	102
Valeant Pharmaceuticals International, 7.00%, Due 10/1/2020A	115	124
Wyndham Worldwide Corp.,
2.50%, Due 3/1/2018	100	100
4.25%, Due 3/1/2022	50	51
Wynn Las Vegas LLC, 4.25%, Due 5/30/2023A E	210	204

		3,530

Sovereign - 0.83%
Eksportfinans ASA,
3.00%, Due 11/17/2014	50	50
2.375%, Due 5/25/2016	100	97
5.50%, Due 5/25/2016	100	105
Financing of Infrastructural Project, 9.00%, Due 12/7/2017	200	208
Hungary Government International Bond, 5.375%, Due 2/21/2023	100	100
KommunalBanken AS, 1.375%, Due 6/8/2017	200	202
Korea Housing Finance Corp., 1.625%, Due 9/15/2018	350	336
Namibia International, 5.50%, Due 11/3/2021	200	215
Republic of Portugal, 3.50%, Due 3/25/2015A	200	200

		1,513

Telecommunications - 1.06%
BellSouth Corp., 4.117%, Due 4/26/2021A	520	536
British Telecommunications PLC, 1.405%, Due 12/20/2013F	200	201
MetroPCS Wireless, Inc., 6.25%, Due 4/1/2021A	140	147
Qwest Corp., 3.530%, Due 6/15/2013D	190	190
Softbank Corp., 4.50%, Due 4/15/2020A	200	203
Sprint Nextel Corp., 7.00%, Due 8/15/2020	61	66
Virgin Media Finance PLC, 4.875%, Due 2/15/2022	200	202
Windstream Corp., 8.125%, Due 8/1/2013	380	383

		1,928

Utilities - 0.49%
Dewa Sukuk 2013 Ltd., 3.00%, Due 3/5/2018	200	201
SP PowerAssets Ltd., 2.70%, Due 9/14/2022	200	190
Star Energy Geothermal Wayang Windu Ltd., 6.125%, Due 3/27/2020	200	201
Taqa Abu Dhabi National Energy Co. PJSC, 6.60%, Due 8/1/2013	300	302
		$894

Total Domestic Obligations (Cost $44,491)		44,695

	Par AmountJ		Fair Value
	(000’s)		(000’s)
Foreign Convertible Obligations - 1.08%
Energy - 0.08%
Eni S.p.A., 0.25%, Due 11/30/2015	EUR	100	$139

Finance - 0.40%
Aabar Investments PJSC, 4.00%, Due 5/27/2016	EUR	100	142
Derwent Cap Jersey Ltd., 2.75%, Due 7/15/2016	GBP	100	182
Deutsche Bank AG, 0.01%, Due 3/19/2014G	JPY	16,000	174
Standard Chartered Bank, 0.01%, Due 5/6/2015	KRW	221,840	230

			728

Manufacturing - 0.43%
Camfin SpA, 5.625%, Due 10/26/2017	EUR	100	151
Cap Gemini Sogeti, 3.50%, Due 1/1/2014	EUR	190	98
Faurecia, 3.25%, Due 1/1/2018	EUR	400	122
Salzgitter Finance B.V., 2.00%, Due 11/8/2017	EUR	100	151
Volkswagen International Finance NV, 5.50%, Due 11/9/2015	EUR	200	285

			807

Service - 0.16%
ITV PLC, 4.00%, Due 11/9/2016	GBP	50	152
MNV ZRT, 4.40%, Due 9/25/2014	EUR	100	132

			284

Utilities - 0.01%
China Water Affairs Group, 2.50%, Due 4/15/2015	HKD	100	14

Total Foreign Convertible Obligations (Cost $2,004)			$1,972

Foreign Obligations - 19.72%
Finance - 2.03%
AG Spring Finance II Ltd., 9.50%, Due 6/1/2019	EUR	100	121
AIB Mortgage Bank, 2.625%, Due 7/28/2017	EUR	100	133
Asian Development Bank, 2.00%, Due 8/29/2017	NOR	400	68
Co-Opertative Bank, 2.375%, Due 10/23/2015	EUR	100	121
European Investment Bank, 6.00%, Due 12/7/2028	GBP	150	306
Henderson UK Finance PLC, 7.25%, Due 3/24/2016	GBP	100	164
HSBC Bank USA, 10.00%, Due 1/5/2017	BRL	500	245
Hypo Aple Adria International AG, 2.375%, Due 12/13/2022	EUR	100	131
JP Morgan Chase Bank NA, 0.872%, Due 5/31/2017F	EUR	800	1,020
JP Morgan Stuctured, 6.00%, Due 2/28/2014	BRL	300	358
Lloyds Banking Group PLC, 5.25%, Due 10/1/2014F	AUS	100	97
Morgan Stanley, 7.60%, Due 8/8/2017	NZD	430	369
Nordic Investment Bank, 2.125%, Due 8/9/2017	NOR	400	68
Realkredit Danmark, 2.00%, Due 4/1/2016	DKK	500	91
SNS Bank NV, 2.125%, Due 8/30/2017	EUR	130	175
Societe Generale NA, Inc., 4.448%, Due 10/20/2014F	AUS	250	241

			3,708

Manufacturing - 0.15%
Heathrow Finance PLC, 7.125%, Due 3/1/2017	GBP	70	117
Jaguar Land Rover PLC, 8.125%, Due 5/15/2018	GBP	100	167

			284

Service - 0.08%
Nara Cable Funding II Ltd., 8.50%, Due 3/1/2020	EUR	100	142

Sovereign - 17.23%
Buoni del Tesoro Poliennali, 2.35%, Due 9/15/2035	EUR	626	742
Buoni Poliennali Del Tesoro, 5.00%, Due 8/1/2039	EUR	2,105	2,830
Chile Government Bond,
3.00%, Due 1/1/2017	CLP	217,417	447
3.00%, Due 7/1/2017	CLP	183,088	376
Hungary Government Bond,
5.50%, Due 2/12/2016	HUF	440,000	1,977
7.50%, Due 11/12/2020	HUF	30,000	149
Korea Treasury Bond,

	Par AmountJ		Fair Value
	(000’s)		(000’s)
3.00%, Due 12/10/2013	KRW	352,000	$312
5.75%, Due 9/10/2018	KRW	2,000,000	2,012
Malaysia Government Bond,
5.094%, Due 4/30/2014	MYR	575	189
3.741%, Due 2/27/2015	MYR	1,080	353
3.172%, Due 7/15/2016	MYR	5,450	1,757
Mexican Bonos,
7.00%, Due 6/19/2014	MXN	17,450	1,406
9.50%, Due 12/18/2014	MXN	15,520	1,310
8.00%, Due 12/7/2023	MXN	2,500	234
10.00%, Due 12/5/2024	MXN	2,500	272
8.50%, Due 5/31/2029	MXN	28,780	2,832
8.50%, Due 11/18/2038	MXN	20,040	1,970
New Zealand Government Bond, 6.00%, Due 5/15/2021	NZD	1,835	1,721
Obrigacoes do Tesouro,
4.375%, Due 6/16/2014	EUR	100	132
3.85%, Due 4/15/2021	EUR	260	306
4.95%, Due 10/25/2023	EUR	900	1,112
Poland Government Bond, 5.25%, Due 10/25/2020	PLN	6,580	2,244
Republic of Ireland Treasury,
4.50%, Due 4/18/2020	EUR	735	1,027
5.40%, Due 3/13/2025	EUR	100	146
South Africa Government Bond,
6.75%, Due 3/31/2021	ZAR	10,500	1,035
6.50%, Due 2/28/2041	ZAR	15,385	1,198
Turkey Government Bond, 9.00%, Due 3/5/2014	TRY	2,710	1,478
UK Treasury Bond, 2.25%, Due 3/7/2014	GBP	1,175	1,811

			31,378

Telecommunications - 0.16%
Altice Financing S.A., 8.00%, Due 12/15/2019	EUR	200	287

Utilities - 0.07%
Tokyo Electric Power Co. Inc, 4.50%, Due 3/24/2014	EUR	100	132

Total Foreign Obligations (Cost $36,053)			35,931

Asset-Backed Obligations - 1.06%
2013-2 Aviation Loan Trust, 2.390%, Due 12/15/2022, A G		$100	92
Apidos CDO, 0.536%, Due 7/27/2017, 2005 1X A1		243	242
Argent Securities Trust 2006-W4, 0.463%, Due 5/25/2036,		2,267	862
Continental Airlines 2012-2 Class A Pass Thru Certificates, 4.00%, Due 4/29/2026,		100	105
KGS Alpha SBA, 0.745%, Due 8/25/2038, COOF 8/37 1G		5,000	216
US Airways 2013-1 Class A Pass Through Trust, 3.95%, Due 11/15/2025,		400	403

Total Asset-Backed Obligations (Cost $1,915)			1,920

Non-Agency Mortgage Backed Obligations - 5.60%
Adjustable Rate Mortgage Trust, 2.880%, Due 9/25/2035, 2005 5 2A1		94	88
American Home Mortgage Investment Trust,
2.559%, Due 10/25/2034, 2004 3 5AD		83	83
1.917%, Due 9/25/2045, 2005 2 4A1D		10	10
Banc of America Alternative Loan Trust, 0.593%, Due 5/25/2035, 2005 4 CB6D		91	68
Banc of America Large Loan Trust, 2.499%, Due 11/15/2015, 2010 HLTNA D		449	449
Banc of America Mortgage Securities, Inc., 3.607%, Due 7/20/2032, 2002 G1A3D		23	23
Bear Stearns Adjustable Rate Mortgage Trust,
2.719%, Due 11/25/2030, 2000 2 A1		61	63
2.744%, Due 8/25/2033, 2003 5 2A1D		123	125
2.967%, Due 8/25/2033, 2003 5 1A1D		57	58
2.875%, Due 4/25/2034, 2004 1 22A1D		55	53
3.480%, Due 11/25/2034, 2004 9 22A1D		31	31
2.47%, Due 10/25/2035, 2005 9 A1D		74	72
Bear Stearns Alt-A Trust,
2.972%, Due 9/25/2034, 2004 9 2A1D		204	184
2.924%, Due 11/25/2036, 2006 6 32A1		134	94
Carrington Mortgage Loan Trust, 0.453%, Due 2/25/2037, 2007 FRE1 AC3D		500	307
Chase Mortgage Finance Corp.,

	Par AmountJ	Fair Value
	(000’s)	(000’s)
5.50%, Due 11/25/2035, 2005 S3 A10	$200	$204
2.852%, Due 2/25/2037, 2007 A1 7A1	879	881
2.950%, Due 2/25/2037, 2007 A1 1A5	60	60
4.851%, Due 3/25/2037, 2007 A1 12M3D	373	313
Citigroup Mortgage Loan Trust, Inc.,
2.699%, Due 8/25/2035, 2005 3 2A2A	63	64
1.94%, Due 9/25/2035, 2005 6 A3D	61	61
0.563%, Due 1/25/2036, 2006 WFH1 M2	100	84
Countrywide Alternative Loan Trust,
0.643%, Due 8/25/2033, 2003 15T2 A2D	10	10
5.50%, Due 10/25/2033, 2003 20CB 1A4	170	177
6.00%, Due 10/25/2033, 2003 J2 A1	33	34
0.473%, Due 2/25/2037, 2005 81 A1D	21	15
0.409%, Due 7/20/2046, 2006 OA9 2A1AD	16	9
0.383%, Due 9/25/2046, 2006 OA11 A1BD	22	16
Countrywide Asset-Backed Certificates, 0.353%, Due 3/25/2037, 2006 18 2A2	482	426
Countrywide Home Loan Mortgage Pass Through Trust,
2.974%, Due 6/25/2033, 2003 27 A1D	63	63
0.953%, Due 9/25/2034, 2004 16 1A4AD	58	55
0.483%, Due 4/25/2035, 2005 3 2A1D	262	213
0.423%, Due 5/25/2035, 2005 9 1A3D	170	146
Credit Suisse First Boston Mortgage Securities Corp., 2.802%, Due 9/25/2034, 2004 AR8 2A1	51	52
First Horizon Asset Securities, Inc., 2.557%, Due 2/25/2034, 2004 AR1 2A1D	81	82
Fremont Home Loan Trust, 0.363%, Due 2/25/2036, 2006 2 2A3D	395	305
GSAMP Trust 2007-FM1, 0.313%, Due 12/25/2036,	1,823	987
GSR Mortgage Loan Trust,
6.00%, Due 3/25/2032, 2003 2F 3A1	4	4
2.444%, Due 6/25/2034, 2004 7 3A1	53	53
5.073%, Due 11/25/2035, 2005 AR7 6A1D	59	58
JP Morgan Alternative Loan Trust, 5.608%, Due 5/26/2037, 2008 R3 3A1A	323	269
LB-UBS Commercial Mortgage Trust, 0.321%, Due 9/15/2045, 2007 C7 XW	1,459	16
Morgan Stanley ABS Capital I, Inc.,
0.243%, Due 7/25/2036, 2006 A2FPD	88	38
0.343%, Due 11/25/2036, 2007 HE1 A2CD	600	335
Morgan Stanley Mortgage Loan Trust, 2.339%, Due 6/25/2036, 2006 8AR 5A4D	34	32
New Century Alternative Mortgage Loan Trust, 5.909%, Due 7/25/2036, 2006 ALT1 AF2	13	9
Nomura Asset Acceptance Corp., 7.50%, Due 3/25/2034, 2004 R1 A2A	135	146
Oakwood Mortgage Investors, Inc., 6.61%, Due 2/15/2021, 2001 C A3	335	186
Prime Mortgage Trust, 0.693%, Due 2/25/2035, 2006 CL1 A1D	127	115
RALI Trust, 0.293%, Due 5/25/2037, 2007 QA3 A1D	399	296
RASC Trust,
0.773%, Due 7/25/2033, 2003 KS5 AIIBD	9	8
2.715%, Due 12/25/2034, 2004 IP2 4A	110	110
0.633%, Due 1/25/2036, 2005 KS12 M1D	175	157
Structured Adjustable Rate Mortgage Loan Trust,
2.551%, Due 5/25/2034, 2004 5 3A2	82	83
2.603%, Due 7/25/2034, 2004 8 3AD	81	81
Structured Asset Mortgage Investments, Inc., 0.423%, Due 5/25/2045, 2005 AR2 2A1D	117	100
Structured Asset Securities Corp., 5.50%, Due 5/25/2035, 2005 6 2A14	156	160
WaMu Mortgage Pass Through Certificates,
2.201%, Due 2/25/2033, 2003 AR1 2AD	4	4
2.498%, Due 3/25/2035, 2005 AR3 A1	59	59
5.50%, Due 11/25/2035, 2005 9 2A2	388	353
0.353%, Due 2/25/2037, 2007 HY1 A2AD	384	280
2.604%, Due 3/25/2037, 2007 HY3 4A1D	240	228
1.897%, Due 12/19/2039, 2001 AR5 1A	123	124
0.423%, Due 4/25/2045, 2005 AR6 2A1AD	174	162
0.513%, Due 7/25/2045, 2005 AR9 A1AD	106	101
0.483%, Due 10/25/2045, 2005 AR13 A1A1	410	384
0.463%, Due 12/25/2045, 2005 AR17 A1A1D	174	160
Wells Fargo Mortgage Backed Securities Trust, 2.672%, Due 3/25/2035, 2005 AR3 2A1D	126	128

	Par AmountJ	Fair Value
	(000’s)	(000’s)

Total Non-Agency Mortgage Backed Obligations (Cost $9,439)		$10,204

U.S. Agency Mortgage Backed Obligations - 4.98%
Fannie Mae, 3.00%, Due 12/1/2099	9,000	9,039
Fannie Mae Grantor Trust, 6.00%, Due 2/25/2044 2004 T3 CL 1A1	17	20

Total U.S. Agency Mortgage Backed Obligations (Cost $9,079)		9,059

U.S. Treasury Obligations - 20.35%
U.S. Treasury,
0.375%, Due 6/30/2013	100	100
4.25%, Due 8/15/2013	1,000	1,008
0.75%, Due 9/15/2013	1,100	1,102
0.125%, Due 9/30/2013	200	200
0.50%, Due 10/15/2013I	1,700	1,703
0.25%, Due 10/31/2013	300	300
2.75%, Due 10/31/2013	1,200	1,213
0.50%, Due 11/15/2013	1,200	1,202
2.00%, Due 11/30/2013I	2,000	2,019
1.50%, Due 12/31/2013	1,000	1,008
1.00%, Due 1/15/2014I	500	503
0.25%, Due 1/31/2014	1,200	1,201
1.75%, Due 1/31/2014	1,200	1,213
1.75%, Due 3/31/2014I	600	608
1.875%, Due 4/30/2014	1,000	1,016
2.00%, Due 7/15/2014H	370	383
1.625%, Due 1/15/2015H	122	127
2.00%, Due 11/15/2021	700	706
1.625%, Due 8/15/2022I	400	386
1.625%, Due 11/15/2022	2,000	1,920
2.00%, Due 2/15/2023	10,300	10,190
2.375%, Due 1/15/2025H	1,148	1,445
2.00%, Due 1/15/2026H	117	143
2.375%, Due 1/15/2027H	1,570	2,004
1.75%, Due 1/15/2028H	556	662
2.50%, Due 1/15/2029H	325	425
3.875%, Due 4/15/2029H	722	1,101
4.375%, Due 5/15/2041	325	395
0.625%, Due 2/15/2043H	3,037	2,758

Total U.S. Treasury Obligations (Cost $37,909)		37,041

	Shares
SHORT-TERM INVESTMENTS - 25.85%

Other Mutual Fund Companies - 15.09%
JPMorgan U.S. Government Money Market Fund, Capital Class	27,452,751	27,453

	Par Amount
	(000’s)
Certificates Of Deposit - 0.30%
Banco do Brasil S.A. , 0.01%, Due 3/27/2014	$500	$496
Deutsche Bank, 2.72%, Due 12/31/2030I	26	26
Credit Suisse, 2.72%, Due 12/31/2030I	10	10

	Par AmountJ	Fair Value
	(000’s)	(000’s)
Morgan Stanley, 2.72%, Due 12/31/2030I	$26	$26

		558

	Par AmountJ	Fair Value
	(000’s)	(000’s)
U.S. Treasury Bills - 10.46%

0.036%, Due 8/29/2013	5,700	5,700
0.126%, Due 11/14/2013	6,030	6,027
0.103%, Due 3/6/2014	1,680	1,679
0.143%, Due 1/9/2014I	28	28
0.01%, Due 7/11/2013	5,600	5,600

		19,034

Total Short-Term Investments (Cost $47,041)		47,045

TOTAL INVESTMENTS - 104.44% (Cost $190,014)		190,099
PURCHASED OPTIONS - 0.10% (Cost $346)		216
WRITTEN OPTIONS - (0.10%) (Premiums $164)		(252)
LIABILITIES, NET OF OTHER ASSETS - (4.43%)		(8,033)

TOTAL NET ASSETS - 100.00%		$182,030

Percentages are stated as a percent of net assets.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $12,674 or 6.96% of net assets. The Fund has no right to demand registration of these securities.

B	Limited Liability Company.
C	REIT - Real Estate Investment Trust.
D	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.
E	Limited Partnership.
F	Variable rate.
G	Valued at fair value pursuant to procedures approved by the Board of Trustees.
H	Inflation-Indexed Note.
I	This security or a piece thereof is held as separated collateral for interest rate and credit default swaps.
J	In U.S. Dollars unless otherwise noted.

Futures Contracts Open on May 31, 2013:

Description	Type	Number of Contracts	Expiration Date	Contract Value	Unrealized Appreciation (Depreciation)

10-Year Government of Canada Bond Futures	Short	4	September, 2013	$522,003	$5,363
3-Month Canadian Bankers Acceptance June Futures	Long	63	June, 2014	14,972,159	(20,857)
3-Month Sterling Interest Rate December Futures	Long	5	December, 2013	944,592	209
3-Month Sterling Interest Rate March Futures	Short	5	March, 2014	944,307	(190)
90 Day Australia Bank Bill September Futures	Short	15	September, 2013	14,264,348	2,237
90 Day Australia Bank Bill December Futures	Short	36	December, 2013	34,210,756	(3,471)
90 Day Eurodollar March Futures	Long	7	March, 2014	1,742,650	(513)
90 Day Eurodollar December Futures	Short	7	December, 2014	1,738,713	2,350
90 Day Eurodollar December Futures	Long	10	December, 2015	2,469,875	(4,209)
Euro OAT Futures	Short	2	June, 2013	356,586	(5,829)
Euro OAT Futures	Short	74	June, 2013	13,193,671	(176,476)
German Euro Bond Futures	Short	50	June, 2013	9,338,994	7,100
German Euro Bond Futures	Short	7	June, 2013	1,307,459	16,220
German Euro Bond Futures	Short	12	June, 2013	1,965,614	3,069
German Euro Bond Futures	Long	15	June, 2013	1,950	(1,170)
German Euro Bond Futures	Long	11	June, 2013	3,074	1,072
German Euro Bond Futures	Short	5	September, 2013	934,159	762
OMX RIBA Futures	Long	25	September, 2013	8,856	458
U.S. 5-Year Deliverable IRS June Futures	Short	32	June, 2013	3,159,000	35,946
U.S. 30-Year Deliverable IRS June Futures	Short	3	June, 2013	269,531	12,370
U.S. Treasury Bond ULTRA LNG September Futures	Short	2	September, 2013	304,250	2,000
U.S. Treasury Bond LNG September Futures	Long	7	September, 2013	980,219	(1,750)
U.S. Treasury 5-Year Note September Futures	Short	122	September, 2013	14,934,516	20,365
U.S. Treasury 5-Year Note September Futures	Short	32	September, 2013	3,917,250	4,750
U.S. Treasury 10-Year Note September Futures	Short	22	September, 2013	2,842,813	4,891

				$125,327,345	$(95,303)

Centrally cleared Swap Agreements Outstanding on May 31, 2013:

Interest Rate Swaps
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value

Pay	6-Month JPY-LIBOR	0.500%	01/15/2016	JPY	1,680,000,000	$(54,829)	$1,619	$(53,210)
Receive	6-Month AUD-BBSW	3.500%	12/11/2018	AUD	2,600,000	8,849	(10,144)	(1,295)
Receive	6-Month AUD-BBSW	3.750%	03/15/2023	AUD	200,000	(562)	(2,187)	(2,749)
Receive	6-Month AUD-BBSW	4.000%	03/15/2023	AUD	300,000	(1,092)	2,926	1,834
Receive	3-Month USD-LIBOR	3.000%	03/21/2023	USD	12,300,000	(43,941)	(234,583)	(278,524)
Receive	6-Month GBP-LIBOR	3.000%	03/21/2023	GBP	3,900,000	(11,291)	(6,426)	(17,717)
Pay	3-Month USD-LIBOR	2.000%	06/29/2023	USD	5,600,000	161,000	26,227	187,227
Receive	6-Month AUD-BBSW	4.000%	12/11/2023	AUD	4,300,000	35,542	(68,447)	(32,905)
Receive	6-Month AUD-BBSW	4.250%	12/11/2023	AUD	5,700,000	41,193	46,003	87,196
Pay	3-Month USD-LIBOR	2.750%	06/19/2033	USD	1,700,000	20,570	69,370	89,940
Pay	3-Month USD-LIBOR	2.750%	06/19/2043	USD	8,200,000	600,658	225,335	825,993

						$756,097	$49,693	$805,790

OTC Swap agreements outstanding on May 31, 2013:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Obligation	Counterparty	Fixed Rate	Maturity Date	Implied Credit Spread at 5/31/2013(3)	Notional Amount (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Chesapeake Energy Corporation	BOA	5.000%	06/20/2014	0.915%	$120,000	$902	$(6,084)	$(5,182)
Rallye	BNP	5.000%	03/20/2017	2.933%	25,000	(1,435)	(1,694)	(3,129)
Rallye	BNP	5.000%	03/20/2017	2.933%	15,000	(821)	(1,057)	(1,878)
DDR Corporation	BOA	1.000%	09/20/2017	0.909%	58,000	2,187	(2,406)	(219)
KIMCO Realty Corporation	BOA	1.000%	09/20/2017	0.629%	29,000	413	(865)	(452)
Aktiebolaget Volvo	UAG	1.000%	03/20/2018	1.170%	50,000	2,170	(1,192)	978
JC Penny Corporation	BRC	5.000%	06/20/2018	8.309%	25,000	3,907	(1,513)	2,394
International Paper Company	BNP	1.000%	06/20/2018	0.862%	30,000	—	(123)	(123)
JC Penny Corporation	BRC	5.000%	06/20/2018	8.309%	100,000	10,888	(1,311)	9,577
Credit Agricole, S.A.	CBK	3.000%	06/20/2018	1.674%	800,000	(41,412)	(23,529)	(64,941)
State of Illinois	CBK	1.000%	03/20/2023	1.468%	300,000	20,290	(3,875)	16,415
Illinois State Municipal Bank	CBK	1.000%	06/20/2023	1.843%	200,000	11,984	(675)	11,309
ABX H.E. AAA	FBF	0.110%	05/25/2046	1.650%	647,699	197,763	(24,510)	173,253

						$206,836	$(68,834)	$138,002

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Obligation	Counterparty	Fixed Rate	Maturity Date	Implied Credit Spread at 5/31/2013(3)	Notional Amount (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Citibank N.A, NY	FBF	1.000%	09/20/2014	1.729%	$100,000	$(768)	$1,712	$944
Republic of Italy	FBF	1.000%	06/20/2017	2.330%	200,000	(21,933)	11,959	(9,974)
NRG Energy, Inc.	CBK	5.000%	06/20/2017	2.777%	40,000	(1,981)	5,265	3,284
Staples, Inc.	UAG	1.000%	06/20/2017	1.055%	25,000	(967)	621	(346)
Rallye	BNP	1.000%	03/20/2018	3.711%	25,000	(4,452)	1,342	(3,110)
Rallye	BNP	1.000%	03/20/2018	3.711%	15,000	(2,686)	820	(1,866)
Domtar Corporation	BNP	1.000%	06/20/2018	2.087%	30,000	(1,784)	255	(1,529)
Markit CDX.NA	DUB	1.000%	06/20/2018	0.793%	7,200,000	57,254	15,234	72,488

						$22,683	$37,208	$59,891

Credit Default Swaps on Credit Indices - Buy Protection(1)
Obligation	Counterparty	Fixed Pay Rate	Maturity Date	Curr	Notional Amount (4)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value(5)
iTraxx Europe 16 Index	BOA	1.000%	06/20/2018	EUR	4,300,000	$231,928	$(108,316)	$123,612
iTraxx Europe 16 Index	BOA	5.000%	06/20/2018	EUR	1,500,000	(19,774)	(44,570)	(64,344)

						$212,154	$(152,886)	$59,268

Interest Rate Swaps:

Pay/ Receive Floating Rate	Floating Rate Index	Counter- party	Fixed Rate	Maturity Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value

Pay	1-Month AUD-MOIS	UAG	2.4880%	10/2/2013	AUD	$16,947,000	$—	$279	$279
Pay	3-Month PLN-LIBOR	JPM	4.7700%	4/26/2014	PLN	1,944,000	—	(10,374)	(10,374)
Pay	6-Month CHF-LIBOR	JPM	0.5950%	6/21/2015	CHF	6,015,500	—	20	20
Receive	6-Month PLN-LIBOR	JPM	4.8800%	4/26/2016	PLN	1,054,000	—	12,136	12,136
Receive	6-Month GBP-LIBOR	GST	0.9070%	5/11/2016	GBP	1,382,500	—	(3,052)	(3,052)
Receive	1-Year BRL-CDI	BOA	8.6000%	1/2/2017	BRL	3,700,000	(6,619)	(26,736)	(33,355)
Receive	1-Year BRL-CDI	BRC	8.5850%	1/2/2017	BRL	1,900,000	—	(17,484)	(17,484)
Receive	1-Year BRL-CDI	FBF	8.9350%	1/2/2017	BRL	3,900,000	3,838	(23,597)	(19,759)
Receive	1-Year BRL-CDI	GLM	8.7200%	1/2/2017	BRL	2,000,000	(1,463)	(13,761)	(15,224)
Receive	1-Year BRL-CDI	GLM	9.0950%	1/2/2017	BRL	9,700,000	3,407	(42,700)	(39,293)
Receive	1-Year BRL-CDI	MSC	8.2200%	1/2/2017	BRL	2,400,000	(4,621)	(27,118)	(31,739)
Receive	3-Month SEK-LIBOR	FBF	1.9100%	1/24/2017	SEK	2,390,000	—	481	481
Receive	3-Month SEK-LIBOR	FBF	1.9100%	1/26/2017	SEK	2,380,000	—	479	479
Receive	3-Month SEK-LIBOR	FBF	2.0400%	1/31/2017	SEK	4,013,000	—	2,268	2,268
Receive	3-Month SEK-LIBOR	FBF	2.0950%	2/1/2017	SEK	4,080,500	—	2,929	2,929
Pay	6-Month GBP-LIBOR	GST	1.2900%	5/10/2017	GBP	2,327,500	—	6,007	6,007
Receive	6-Month JPY-LIBOR	BRC	0.6200%	4/12/2018	JPY	81,188,000	—	(2,685)	(2,685)
Pay	6-Month JPY-LIBOR	FBF	0.8700%	5/23/2018	JPY	132,000,000	—	(1,412)	(1,412)
Pay	6-Month JPY-LIBOR	FBF	0.8450%	5/24/2018	JPY	133,300,000	—	(754)	(754)
Pay	6-Month JPY-LIBOR	FBF	0.8800%	5/28/2018	JPY	177,859,000	—	(2,078)	(2,078)
Pay	6-Month JPY-LIBOR	FBF	0.9270%	5/28/2018	JPY	90,511,500	—	(1,890)	(1,890)
Receive	3-Month USD-LIBOR	FBF	1.9925%	5/30/2018	USD	1,378,000	—	(2,952)	(2,952)
Receive	3-Month USD-LIBOR	UAG	2.0450%	5/31/2018	USD	1,361,500	—	(1,536)	(1,536)
Receive	3-Month USD-LIBOR	FBF	1.2400%	8/1/2018	USD	305,500	—	(1,281)	(1,281)
Receive	3-Month USD-LIBOR	UAG	1.2150%	8/5/2018	USD	305,000	—	(1,742)	(1,742)
Receive	6-Month GBP-LIBOR	BRC	1.2075%	9/6/2018	GBP	167,500	—	(748)	(748)
Receive	6-Month GBP-LIBOR	BRC	1.1850%	9/9/2018	GBP	172,000	—	(1,098)	(1,098)
Receive	6-Month GBP-LIBOR	BRC	1.2200%	9/16/2018	GBP	184,500	—	(780)	(780)
Receive	3-Month USD-LIBOR	FBF	1.1450%	11/21/2018	USD	617,500	—	(10,083)	(10,083)
Receive	6-Month CHF-LIBOR	UAG	1.2900%	2/13/2019	CHF	636,000	—	1,267	1,267
Receive	1-Time USA-CPI	BRC	2.7150%	3/21/2019	USD	286,500	—	4,835	4,835
Receive	6-Month JPY-LIBOR	FBF	0.9060%	1/16/2020	JPY	29,354,000	—	(1,718)	(1,718)
Receive	6-Month JPY-LIBOR	FBF	0.8300%	1/29/2020	JPY	81,944,500	—	(6,124)	(6,124)
Receive	6-Month JPY-LIBOR	FBF	0.6760%	4/2/2020	JPY	70,989,000	—	(7,927)	(7,927)
Pay	6-Month EUR-LIBOR	FBF	2.1350%	4/3/2020	EUR	539,500	—	448	448
Receive	6-Month CHF-LIBOR	UAG	1.5300%	4/3/2020	CHF	797,000	—	(786)	(786)
Pay	3-Month KRW-CD	BRC	3.0250%	4/4/2020	KRW	837,268,500	—	2,035	2,035
Receive	6-Month JPY-LIBOR	BNP	0.7700%	4/9/2020	JPY	160,623,000	—	(15,155)	(15,155)
Receive	6-Month CHF-LIBOR	FBF	1.4200%	4/26/2020	CHF	780,500	—	(2,875)	(2,875)
Pay	6-Month EUR-LIBOR	UAG	1.9560%	4/26/2020	EUR	401,000	—	2,291	2,291
Receive	6-Month JPY-LIBOR	FBF	1.2988%	5/17/2020	JPY	448,162,500	—	1,570	1,570
Receive	6-Month JPY-LIBOR	FBF	1.2725%	5/23/2020	JPY	132,000,000	—	(304)	(304)
Receive	6-Month JPY-LIBOR	FBF	1.3080%	5/24/2020	JPY	133,300,000	—	596	596
Receive	6-Month JPY-LIBOR	FBF	1.4350%	5/28/2020	JPY	180,393,500	—	5,151	5,151

Pay/ Receive Floating Rate	Floating Rate Index	Counter- party	Fixed Rate	Maturity Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	6-Month JPY-LIBOR	FBF	1.3720%	5/28/2020	JPY	$178,101,000	$—	$2,940	$2,940
Pay	3-Month USD-LIBOR	FBF	1.7210%	8/1/2020	USD	741,000	—	6,262	6,262
Pay	3-Month USD-LIBOR	UAG	1.6920%	8/5/2020	USD	740,000	—	7,852	7,852
Pay	6-Month GBP-LIBOR	BRC	1.6340%	9/9/2020	GBP	417,500	—	1,668	1,668
Pay	6-Month GBP-LIBOR	BRC	1.6658%	9/16/2020	GBP	447,000	—	635	635
Pay	3-Month USD-LIBOR	FBF	1.6305%	11/21/2020	USD	1,121,500	—	26,878	26,878
Receive	1-Year EUR-CPX	FBF	2.1500%	4/1/2021	EUR	100,000	(414)	2,408	1,994
Receive	1-Year EUR-CPX	GLM	2.1500%	4/1/2021	EUR	200,000	2,808	1,181	3,989
Pay	3-Month CAD-LIBOR	FBF	2.6700%	12/18/2021	CAD	267,000	—	2,663	2,663
Receive	3-Month USD-LIBOR	UAG	2.5470%	12/20/2021	USD	222,000	—	(5,311)	(5,311)
Pay	6-Month JPY-LIBOR	FBF	1.5150%	1/29/2022	JPY	110,603,000	—	5,449	5,449
Pay	3-Month KRW-CD	BRC	1.0000%	3/14/2022	KRW	186,101,500	—	390	390
Receive	3-Month USD-LIBOR	UAG	2.9300%	3/15/2022	USD	107,500	—	(1,157)	(1,157)
Pay	3-Month KRW-CD	BRC	2.9250%	4/10/2022	KRW	201,980,000	—	2,295	2,295
Receive	3-Month USD-LIBOR	FBF	2.5475%	5/8/2022	USD	139,000	—	(4,290)	(4,290)
Pay	6-Month JPY-LIBOR	FBF	1.6060%	5/17/2022	JPY	446,374,500	—	4,419	4,419
Pay	6-Month JPY-LIBOR	FBF	1.8000%	5/28/2022	JPY	91,390,000	—	(2,315)	(2,315)
Receive	6-Month AUD-BBSW	CBK	4.7500%	6/15/2022	AUD	1,500,000	(8,477)	104,142	95,665
Receive	6-Month AUD-BBSW	DUB	4.7500%	6/15/2022	AUD	600,000	(3,242)	41,508	38,266
Receive	6-Month JPY-LIBOR	FBF	1.6160%	1/16/2023	JPY	39,676,000	—	(758)	(758)
Receive	6-Month GBP-LIBOR	UAG	3.0275%	1/23/2023	GBP	220,000	—	227	227
Pay	6-Month EUR-LIBOR	FBF	2.5430%	1/25/2023	EUR	264,500	—	(1,134)	(1,134)
Receive	6-Month CHF-LIBOR	FBF	1.8570%	2/1/2023	CHF	315,000	—	55	55
Pay	6-Month EUR-LIBOR	FBF	2.6650%	2/1/2023	EUR	215,000	—	(2,416)	(2,416)
Receive	6-Month AUD-BBSW	BRC	3.7500%	3/15/2023	AUD	1,000,000	(9,495)	(7,142)	(16,637)
Receive	6-Month AUD-BBSW	GLM	3.7500%	3/15/2023	AUD	1,300,000	(11,174)	(10,454)	(21,628)
Pay	6-Month JPY-LIBOR	FBF	1.2510%	4/2/2023	JPY	96,256,000	—	12,648	12,648
Pay	6-Month JPY-LIBOR	BNP	1.1150%	4/9/2023	JPY	107,961,000	—	18,381	18,381
Receive	6-Month CHF-LIBOR	FBF	1.7400%	4/10/2023	CHF	312,000	—	(2,296)	(2,296)
Receive	6-Month CHF-LIBOR	FBF	1.8000%	4/11/2023	CHF	147,000	—	(634)	(634)
Pay	6-Month JPY-LIBOR	BNP	1.2260%	4/14/2023	JPY	108,163,500	—	15,098	15,098
Pay	6-Month EUR-LIBOR	BRC	2.4160%	4/16/2023	EUR	193,500	—	1,701	1,701
Receive	6-Month CHF-LIBOR	FBF	1.7900%	4/16/2023	CHF	156,000	—	(774)	(774)
Receive	6-Month CHF-LIBOR	UAG	1.8150%	4/16/2023	CHF	145,500	—	(536)	(536)
Receive	6-Month CHF-LIBOR	UAG	1.8075%	4/16/2023	CHF	148,000	—	(602)	(602)
Receive	6-Month CHF-LIBOR	UAG	1.7900%	4/16/2023	CHF	291,000	—	(1,444)	(1,444)
Receive	6-Month CHF-LIBOR	FBF	1.6900%	4/25/2023	CHF	320,000	—	(3,295)	(3,295)
Receive	6-Month CHF-LIBOR	FBF	1.6670%	5/6/2023	CHF	328,500	—	(3,866)	(3,866)
Pay	3-Month NZD-BBR	UAG	4.3850%	5/8/2023	NZD	251,000	—	2,808	2,808
Receive	1-Month MXN-TIIE	BRC	6.9000%	5/18/2023	MXN	2,952,500	—	(2,131)	(2,131)
Receive	1-Month MXN-TIIE	BRC	7.0400%	5/19/2023	MXN	3,188,000	—	(1,057)	(1,057)
Receive	1-Month MXN-TIIE	GLM	7.0700%	5/19/2023	MXN	3,487,500	—	(863)	(863)
Receive	3-Month ZAR-JIBAR	BRC	8.5600%	5/29/2023	SEK	2,847,000	—	(3,117)	(3,117)
Receive	3-Month ZAR-JIBAR	BRC	8.5900%	5/30/2023	SEK	3,323,500	—	(3,347)	(3,347)
Receive	3-Month USD-LIBOR	FBF	2.2400%	8/1/2023	USD	376,500	—	(5,783)	(5,783)
Receive	3-Month USD-LIBOR	UAG	2.2100%	8/5/2023	USD	375,000	—	(6,970)	(6,970)
Receive	1-Month MXN-TIIE	JPM	6.1050%	8/14/2023	MXN	1,461,000	—	—	—
Receive	3-Month ZAR-JIBAR	JPM	7.6000%	8/31/2023	SEK	1,366,500	—	—	—
Receive	6-Month GBP-LIBOR	BRC	2.1800%	9/9/2023	GBP	211,500	—	(488)	(488)
Receive	6-Month GBP-LIBOR	BRC	2.2200%	9/16/2023	GBP	227,000	—	530	530
Receive	3-Month USD-LIBOR	FBF	2.1700%	11/21/2023	USD	488,000	—	(15,783)	(15,783)
Pay	6-Month EUR-LIBOR	FBF	2.1050%	1/29/2024	EUR	136,000	—	(3,008)	(3,008)
Receive	6-Month JPY-LIBOR	FBF	2.2740%	1/16/2025	JPY	29,796,000	—	935	935
Receive	6-Month JPY-LIBOR	FBF	2.1885%	1/29/2025	JPY	86,408,500	—	1,285	1,285
Receive	6-Month JPY-LIBOR	FBF	1.8240%	4/2/2025	JPY	75,200,000	—	(4,154)	(4,154)
Receive	6-Month JPY-LIBOR	BNP	1.6800%	4/11/2025	JPY	165,625,500	—	(13,551)	(13,551)
Pay	6-Month CHF-LIBOR	UAG	1.9225%	2/13/2027	CHF	136,000	—	91	91

Pay/ Receive Floating Rate	Floating Rate Index	Counter- party	Fixed Rate	Maturity Date	Curr	Notional Amount(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Fair Value
Receive	6-Month JPY-LIBOR	FBF	3.0650%	2/12/2032	JPY	$28,000,000	$—	$4,121	$4,121
Pay	6-Month JPY-LIBOR	FBF	2.9100%	2/12/2037	JPY	33,000,000	—	(3,864)	(3,864)
Pay	6-Month JPY-LIBOR	BRC	1.6630%	7/4/2043	JPY	8,910,000	—	5,693	5,693
Pay	3-Month USD-LIBOR	FBF	3.6035%	5/30/2046	USD	147,500	—	2,141	2,141
Pay	3-Month USD-LIBOR	UAG	3.6330%	5/31/2046	USD	141,000	—	1,280	1,280

							$(35,449)	$(20,816)	$(56,265)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Purchased options outstanding on May 31, 2013:

European Style Interest Rate Swaptions:

Description	Counter- party	Floating Rate Index	Pay / Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Call - IRS USD	GST	3M USD-LIBOR	Receive	0.8500%	8/28/2013	$3,800,000	$156	$380	$(224)
Call - IRS USD	GST	3M USD-LIBOR	Receive	1.2500%	8/28/2013	3,800,000	3,380	6,023	(2,643)
Put - IRS USD	FBF	3M USD-LIBOR	Pay	1.6100%	9/03/2013	595,000	10,493	7,110	3,383
Put - IRS EUR	BRC	6M EUR-EURIBOR	Pay	2.7500%	9/25/2013	662,000	18	6,823	(6,805)
Call - IRS JPY	GST	6M JPY-LIBOR	Receive	0.4000%	4/13/2015	179,993,500	4,710	6,567	(1,857)
Call - IRS JPY	GST	6M JPY-LIBOR	Receive	0.4000%	4/13/2015	359,987,000	9,420	13,027	(3,607)
Call - IRS GBP	GST	6M GBP-LIBOR	Receive	1.5625%	5/16/2016	950,000	6,547	12,982	(6,435)
Call - IRS JPY	FBF	6M JPY-LIBOR	Receive	0.8000%	4/10/2018	490,429,000	22,208	35,881	(13,673)
Call - IRS JPY	FBF	6M JPY-LIBOR	Receive	0.8000%	4/11/2018	247,524,500	11,201	18,400	(7,199)
Call - IRS JPY	FBF	6M JPY-LIBOR	Receive	0.7500%	5/29/2018	190,000,000	7,479	5,940	1,539
Call - IRS JPY	BRC	6M JPY-LIBOR	Receive	1.1000%	5/31/2018	161,310,500	12,846	12,780	66

							$88,458	$125,913	$(37,455)

Foreign Currency Option Contracts:

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Fair Value	Unrealized Appreciation (Depreciation)

Call - OTC EUR versus GBP	BRC	0.870	6/7/2013	$564,000	$12,433	$271	$(12,162)
Call - OTC EUR versus GBP	BRC	0.875	6/7/2013	282,000	5,165	52	(5,113)
Call - OTC AUD versus JPY	GST	98.800	6/17/2013	601,500	14,649	2,263	(12,386)
Put - OTC AUD versus JPY	GST	98.800	6/17/2013	601,500	14,649	16,203	1,554
Put - OTC NOK versus SEK	UAG	1.110	6/17/2013	1,804,500	4,030	255	(3,775)
Put - OTC EUR versus PLN	JPM	4.150	6/28/2013	150,500	1,294	125	(1,169)
Put - OTC USD versus TRY	FBF	1.785	7/8/2013	500,000	2,950	102	(2,848)
Put - OTC USD versus MXN	JPM	11.950	7/11/2013	445,500	4,488	297	(4,191)
Call - OTC USD versus NZD	BRC	0.880	7/11/2013	445,500	771	—	(771)
Put - OTC EUR versus GBP	GST	0.848	8/22/2013	623,500	6,840	7,298	458
Call - OTC NOK versus SEK	UAG	1.135	8/30/2013	1,898,000	2,612	2,798	186
Put - OTC EUR versus ZAR	UAG	12.701	8/30/2013	566,000	10,152	10,258	106
Put - OTC GBP versus USD versus CAD	JPM	1.51/1.65	12/5/2013	12,500	3,188	5,131	1,943
Put - OTC EUR versus CHF	JPM	1.190	12/16/2013	835,000	18,707	3,340	(15,367)
Put - OTC AUD versus CAD	JPM	1.017	1/7/2014	460,000	13,149	19,753	6,604
Call - OTC AUD versus CAD	JPM	1.017	1/7/2014	460,000	13,149	5,092	(8,057)
Put - OTC BRL versus USD versus JPY	GST	2.07/82.75	12/2/2014	20,000	2,080	3,445	1,365

					$130,306	$76,683	$(53,623)

Options on Exchange-Traded Futures Contracts:

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Fair Value	Unrealized Appreciation (Depreciation)

Call - U.S. Treasury Notes, 10-Year June Future	131.000	6/21/2013	19	$2,969	$2,969	$—
Put - U.S. Treasury Notes, 10-Year June Future	129.000	6/21/2013	10	6,094	6,406	312
Put - S&P 500 Emini June Future	1,550.000	6/21/2013	4	3,750	1,000	(2,750)
Put - Eurodollar June Future	99.375	6/17/2013	64	1,600	400	(1,200)
Put - U.S. Treasury Notes, 30-Year August Future	138.000	8/23/2013	19	35,031	33,844	(1,187)
Put - Eurodollar September Future	99.000	09/16/2013	40	12,250	500	(11,750)
Put - Eurodollar December Future	99.125	12/16/2013	98	28,125	5,513	(22,612)

				$89,819	$50,632	$(39,187)

Written options outstanding on May 31, 2013:

Over-the-Counter Interest Rate Swaptions:

Description	Counter- party	Floating Rate Index	Pay Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Fair Value		Premiums	Unrealized Appreciation (Depreciation)
Put-OTC 5-Year IRS	BOA	3M USD-LIBOR	Pay	1.500%	6/3/2013	$100,000	$	(—)	$(440)	$440
Put-OTC 2-Year IRS	FBF	3M USD-LIBOR	Pay	1.150%	7/24/2013	100,000		(1)	(189)	188
Put-OTC 5-Year IRS	DUB	3M USD-LIBOR	Pay	1.700%	7/24/2013	100,000		(5)	(536)	531
Put-OTC 5-Year IRS	BRC	3M USD-LIBOR	Pay	1.700%	7/24/2013	100,000		(5)	(459)	454
Put-OTC 2-Year IRS	BRC	3M USD-LIBOR	Pay	1.150%	7/24/2013	100,000		(1)	(171)	170
Put-OTC 2-Year IRS	BOA	3M USD-LIBOR	Pay	1.500%	7/24/2013	100,000		(1)	(223)	222
Call-OTC 10-Year IRS	DUB	3M USD-LIBOR	Pay	1.800%	7/29/2013	200,000		(61)	(400)	339
Call-OTC 10-Year IRS	BRC	3M USD-LIBOR	Pay	1.800%	7/29/2013	100,000		(31)	(480)	449
Call-OTC 10-Year IRS	MSC	3M USD-LIBOR	Pay	1.800%	7/29/2013	600,000		(184)	(2,690)	2,506
Call-OTC 10-Year IRS	GLM	3M USD-LIBOR	Pay	1.800%	7/29/2013	1,700,000		(520)	(7,370)	6,850
Call-OTC 10-Year IRS	BOA	3M USD-LIBOR	Pay	1.800%	7/29/2013	400,000		(122)	(1,400)	1,278
Put-OTC 10-Year IRS	MSC	3M USD-LIBOR	Pay	2.650%	7/29/2013	600,000		(3,469)	(4,565)	1,096
Put-OTC 10-Year IRS	BRC	3M USD-LIBOR	Pay	2.650%	7/29/2013	100,000		(578)	(700)	122
Put-OTC 10-Year IRS	GLM	3M USD-LIBOR	Pay	2.650%	7/29/2013	1,700,000		(9,828)	(3,825)	(6,003)
Put-OTC 10-Year IRS	BOA	3M USD-LIBOR	Pay	2.650%	7/29/2013	400,000		(2,312)	(2,780)	468
Put-OTC 10-Year IRS	DUB	3M USD-LIBOR	Pay	2.650%	7/29/2013	200,000		(1,156)	(1,260)	104

								$(18,274)	$(27,488)	$9,214

European Style Interest Rate Swaptions:

Description	Counter- party	Floating Rate Index	Pay / Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Fair Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Call - Swaption USD	GST	3M USD-LIBOR	Receive	1.0500%	8/28/2013	$7,600,000	$(1,847)	$(3,420)	$1,573
Call - Swaption JPY	GST	6M JPY-LIBOR	Receive	0.2000%	4/11/2014	719,974,000	(2,728)	(4,243)	1,515
Call - Swaption JPY	GST	6M JPY-LIBOR	Receive	0.2000%	4/14/2014	359,987,000	(1,376)	(2,101)	725
Call - Swaption GBP	GST	6M GBP-LIBOR	Receive	0.8000%	5/15/2014	950,000	(3,372)	(4,773)	1,401
Call - Swaption JPY	GST	6M JPY-LIBOR	Receive	0.2000%	4/13/2015	719,974,000	(5,632)	(7,775)	2,143
Call - Swaption JPY	GST	6M JPY-LIBOR	Receive	0.2000%	4/13/2015	359,987,000	(2,816)	(3,919)	1,103
Call - Swaption JPY	BRC	6M JPY-LIBOR	Receive	0.9300%	5/30/2014	37,955,500	(4,109)	(4,087)	(22)
Call - Swaption JPY	FBF	6M JPY-LIBOR	Receive	0.4000%	4/10/2018	980,858,000	(15,115)	(23,066)	7,951
Call - Swaption JPY	FBF	6M JPY-LIBOR	Receive	0.4000%	4/11/2018	495,049,500	(7,623)	(11,985)	4,362
Call - Swaption JPY	FBF	6M JPY-LIBOR	Receive	0.3500%	5/29/2018	380,000,000	(4,680)	(3,342)	(1,338)

							$(49,298)	$(68,711)	$19,413

Foreign Currency Option Contracts:

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Fair Value	Unrealized Appreciation (Depreciation)

Put - OTC EUR versus SEK	BRC	8.200	6/4/2013	$331,000	$(2,729)	$(25)	$2,704
Call - OTC EUR versus GBP	BRC	0.897	6/7/2013	564,000	(4,796)	(2)	4,794
Call - OTC EUR versus GBP	BRC	0.893	6/7/2013	1,128,000	(11,164)	(7)	11,157
Put - OTC NOK versus SEK	UAG	1.095	6/17/2013	3,609,000	(4,030)	(84)	3,946
Put - OTC USD versus JPY	GST	95.950	6/17/2013	601,500	(14,233)	(925)	13,308
Call - OTC USD versus JPY	BRC	95.950	6/24/2013	601,500	(14,233)	(30,125)	(15,892)
Put - OTC USD versus NZD	BRC	0.880	7/11/2013	445,500	(3,974)	—	3,974
Put - OTC USD versus MXN	BRC	11.950	7/11/2013	445,500	(3,524)	(297)	3,227
Put - OTC EUR versus GBP	GST	0.813	8/22/2013	935,000	(1,798)	(1,406)	392
Call - OTC EUR versus ZAR	UAG	14.000	8/30/2013	566,000	(10,152)	(11,918)	(1,766)
Call - OTC NOK versus SEK	UAG	1.155	8/30/2013	1,898,000	(1,042)	(1,235)	(193)
Put - OTC NOK versus SEK	UAG	1.103	8/30/2013	1,898,000	(1,570)	(1,352)	218
Put - OTC EUR versus CHF	JPM	1.130	12/16/2013	835,000	(10,420)	(389)	10,031

					$(83,665)	$(47,765)	$35,900

Options on Exchange-Traded Futures Contracts:

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Fair Value	Unrealized Appreciation (Depreciation)
Put – U.S. Treasury Notes, 10-Year Future	127.500	6/1/2013	11	$(5,000)	$(5,000)	$—
Put - CME 90-Day Eurodollar June Future	99.500	6/1/2013	15	(1,200)	(200)	1,000
Put - German Euro BOBL July Future	125.250	6/21/2013	7	(440)	(825)	(385)
Call - German Euro BOBL July Future	127.500	6/21/2013	7	(825)	(605)	220
Put - U.S. Treasury Notes, 30-Year Future	136.000	7/1/2013	11	(15,734)	(14,844)	890
Call - U.S. Treasury Notes, 10-Year Future	133.000	8/1/2013	11	(1,008)	(688)	320
Put - U.S. Treasury Notes, 10-Year Future	129.000	8/1/2013	11	(2,469)	(4,938)	(2,469)
Put - CME 90-Day Eurodollar September Future	98.750	9/1/2013	40	(9,750)	(250)	9,500
Put - CME 90-Day Eurodollar December Future	99.000	12/16/2013	98	(23,825)	(4,900)	18,925
Put - 3 Month Sterling March Future	99.250	3/19/2014	11	(394)	(234)	160
Put - 3 Month Sterling June Future	99.250	6/18/2014	5	(1,875)	(1,922)	(47)
Put - CME 90-Day Eurodollar September Future	99.250	9/15/2014	29	(5,162)	(5,900)	(738)
Call - CME 90-Day Eurodollar December Future	99.625	12/15/2014	30	(3,375)	(6,750)	(3,375)

				$(71,057)	$(47,056)	$24,001

Foreign Currency Contracts Open at May 31, 2013 (000’s):

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	76,000	7/22/2013	BRC	$—	$(5,880)	$(5,880)
Buy	AUD	67,000	7/22/2013	JPM	—	(5,191)	(5,191)
Buy	AUD	49,000	7/22/2013	JPM	—	(3,963)	(3,963)
Buy	AUD	75,000	7/22/2013	JPM	—	(6,320)	(6,320)
Buy	AUD	324,000	8/13/2013	JPM	—	(20,842)	(20,842)
Buy	AUD	71,000	7/22/2013	JPM	—	(5,110)	(5,110)
Buy	AUD	181,000	7/22/2013	JPM	—	(12,629)	(12,629)
Buy	AUD	52,000	7/22/2013	JPM	—	(3,696)	(3,696)
Buy	AUD	64,000	7/10/2013	HUS	—	(175)	(175)
Buy	AUD	110,000	7/22/2013	BOA	—	(8,258)	(8,258)
Buy	AUD	83,000	7/22/2013	UAG	—	(6,214)	(6,214)
Buy	AUD	76,000	7/22/2013	GST	—	(5,470)	(5,470)
Buy	AUD	114,000	7/22/2013	JPM	—	(8,775)	(8,775)
Buy	AUD	176,000	8/13/2013	JPM	—	(2,029)	(2,029)
Buy	AUD	77,000	7/22/2013	HUS	—	(7,883)	(7,883)
Buy	AUD	76,000	7/22/2013	JPM	—	(5,827)	(5,827)
Buy	AUD	95,000	7/22/2013	JPM	—	(8,253)	(8,253)
Buy	AUD	520,000	7/22/2013	JPM	—	(24,062)	(24,062)
Buy	AUD	82,000	7/22/2013	HUS	—	(3,794)	(3,794)
Buy	AUD	38,000	7/22/2013	HUS	—	(1,758)	(1,758)
Buy	AUD	71,000	7/22/2013	HUS	—	(4,656)	(4,656)
Buy	AUD	290,000	7/22/2013	HUS	—	(24,381)	(24,381)
Buy	AUD	127,000	7/22/2013	HUS	—	(12,239)	(12,239)
Buy	AUD	146,000	7/22/2013	HUS	—	(12,479)	(12,479)
Buy	AUD	69,000	7/22/2013	BOA	—	(5,898)	(5,898)
Buy	AUD	65,000	7/22/2013	BRC	—	(6,511)	(6,511)
Buy	AUD	87,000	7/22/2013	JPM	—	(5,705)	(5,705)
Buy	AUD	77,000	7/22/2013	BRC	—	(5,480)	(5,480)
Buy	AUD	72,000	7/22/2013	BRC	—	(7,371)	(7,371)
Buy	AUD	152,000	7/22/2013	FBF	—	(13,007)	(13,007)
Buy	AUD	75,000	7/22/2013	BOA	—	(5,773)	(5,773)
Buy	AUD	300,750	6/19/2013	CBK	—	(17,964)	(17,964)
Buy	AUD	70,000	8/13/2013	JPM	—	(672)	(672)
Buy	AUD	150,375	6/19/2013	HUS	—	(9,848)	(9,848)
Sell	AUD	193,000	8/12/2013	JPM	1,528	—	1,528
Sell	AUD	336,000	7/10/2013	JPM	8,625	—	8,625
Sell	AUD	1,800,000	8/12/2013	JPM	137,742	—	137,742
Sell	AUD	179,000	7/10/2013	JPM	1,749	—	1,749
Sell	AUD	667,000	8/12/2013	CBK	20,352	—	20,352
Sell	AUD	90,000	8/12/2013	BCC	1,308	—	1,308
Sell	AUD	130,000	8/12/2013	BRC	7,751	—	7,751
Sell	AUD	90,000	7/22/2013	JPM	6,159	—	6,159
Sell	AUD	51,000	7/22/2013	JPM	3,781	—	3,781
Sell	AUD	47,000	7/22/2013	BRC	3,578	—	3,578
Sell	AUD	52,000	7/22/2013	FBF	4,215	—	4,215
Sell	AUD	71,000	7/22/2013	JPM	4,833	—	4,833
Sell	AUD	135,000	7/22/2013	JPM	9,500	—	9,500
Sell	AUD	84,000	7/22/2013	UAG	5,750	—	5,750
Sell	AUD	64,000	7/22/2013	HUS	4,609	—	4,609
Sell	AUD	69,000	7/22/2013	HUS	4,944	—	4,944
Sell	AUD	83,000	7/22/2013	HUS	6,082	—	6,082
Sell	AUD	141,000	7/22/2013	JPM	11,068	—	11,068
Sell	AUD	68,000	7/22/2013	JPM	6,612	—	6,612
Sell	AUD	60,000	7/22/2013	CBK	4,302	—	4,302
Sell	AUD	90,000	7/22/2013	CBK	7,092	—	7,092
Sell	AUD	86,000	7/22/2013	CBK	7,010	—	7,010
Sell	AUD	15,000	7/22/2013	CBK	682	—	682
Sell	AUD	36,000	7/22/2013	GST	1,957	—	1,957
Sell	AUD	62,000	7/22/2013	FBF	3,951	—	3,951
Sell	AUD	146,000	7/22/2013	JPM	11,415	—	11,415
Sell	AUD	82,000	7/22/2013	JPM	6,553	—	6,553
Sell	AUD	61,000	7/22/2013	JPM	4,089	—	4,089
Sell	AUD	97,000	7/22/2013	JPM	6,193	—	6,193
Sell	AUD	104,000	7/22/2013	HUS	9,371	—	9,371

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	74,000	7/22/2013	HUS	$7,249	$—	$7,249
Sell	AUD	117,000	7/22/2013	GST	10,704	—	10,704
Sell	AUD	73,000	7/22/2013	BRC	5,291	—	5,291
Sell	AUD	101,000	7/22/2013	FBF	7,564	—	7,564
Sell	AUD	300,750	6/19/2013	UAG	28,654	—	28,654
Sell	AUD	356,000	8/2/2013	JPM	25,267	—	25,267
Sell	AUD	150,375	6/19/2013	HUS	14,344	—	14,344
Buy	BRL	390,000	9/6/2013	JPM	—	(12,510)	(12,510)
Buy	BRL	540,000	9/6/2013	JPM	—	(10,847)	(10,847)
Buy	BRL	180,000	9/6/2013	JPM	—	(5,214)	(5,214)
Buy	BRL	246,062	6/4/2013	JPM	—	(8,115)	(8,115)
Buy	BRL	219,000	9/6/2013	JPM	—	(7,662)	(7,662)
Buy	BRL	3,851,000	9/6/2013	HUS	—	(137,557)	(137,557)
Buy	BRL	180,000	9/6/2013	JPM	—	(4,660)	(4,660)
Buy	BRL	542,298	6/4/2013	JPM	—	(14,803)	(14,803)
Buy	BRL	788,360	8/2/2013	JPM	—	(23,434)	(23,434)
Buy	BRL	428,346	6/4/2013	JPM	—	(12,839)	(12,839)
Buy	BRL	280,000	9/6/2013	JPM	—	(11,700)	(11,700)
Buy	BRL	280,000	9/6/2013	JPM	—	(8,347)	(8,347)
Buy	BRL	246,062	6/4/2013	HUS	—	(534)	(534)
Buy	BRL	830,000	7/12/2013	BRC	—	(25,000)	(25,000)
Buy	BRL	60,476	12/4/2014	BRC	—	(358)	(358)
Sell	BRL	788,360	6/4/2013	JPM	22,775	—	22,775
Sell	BRL	428,346	6/4/2013	JPM	12,007	—	12,007
Sell	BRL	428,346	8/2/2013	JPM	13,251	—	13,251
Sell	BRL	246,062	6/4/2013	JPM	534	—	534
Sell	BRL	340,440	7/12/2013	JPM	2,260	—	2,260
Sell	BRL	848,800	7/12/2013	CBK	6,716	—	6,716
Sell	BRL	830,000	7/12/2013	HUS	22,426	—	22,426
Sell	BRL	60,476	12/4/2014	BRC	358	—	358
Buy	CAD	94,505	7/22/2013	JPM	—	(948)	(948)
Buy	CAD	53,459	7/22/2013	JPM	—	(919)	(919)
Buy	CAD	49,081	7/22/2013	FBF	—	(1,119)	(1,119)
Buy	CAD	54,126	7/22/2013	CBK	—	(1,664)	(1,664)
Buy	CAD	74,434	7/22/2013	JPM	—	(838)	(838)
Buy	CAD	139,483	7/22/2013	JPM	—	(3,876)	(3,876)
Buy	CAD	86,584	7/22/2013	BOA	—	(2,448)	(2,448)
Buy	CAD	66,186	7/22/2013	GST	—	(1,885)	(1,885)
Buy	CAD	71,968	7/22/2013	GST	—	(1,418)	(1,418)
Buy	CAD	87,364	7/22/2013	JPM	—	(1,075)	(1,075)
Buy	CAD	148,644	7/22/2013	JPM	—	(2,341)	(2,341)
Buy	CAD	72,266	7/22/2013	JPM	—	(1,845)	(1,845)
Buy	CAD	63,125	7/22/2013	JPM	—	(711)	(711)
Buy	CAD	94,814	7/22/2013	JPM	—	(1,584)	(1,584)
Buy	CAD	90,348	7/22/2013	JPM	—	(1,990)	(1,990)
Buy	CAD	15,164	7/22/2013	JPM	—	(378)	(378)
Buy	CAD	36,720	7/22/2013	JPM	—	(916)	(916)
Buy	CAD	63,265	7/22/2013	HUS	—	(2,133)	(2,133)
Buy	CAD	153,718	7/22/2013	FBF	—	(2,568)	(2,568)
Buy	CAD	86,412	7/22/2013	UAG	—	(1,510)	(1,510)
Buy	CAD	63,941	7/22/2013	BRC	—	(666)	(666)
Buy	CAD	98,990	7/22/2013	BOA	—	(3,338)	(3,338)
Buy	CAD	110,143	7/22/2013	BRC	—	(2,447)	(2,447)
Buy	CAD	78,697	7/22/2013	BRC	—	(2,009)	(2,009)
Buy	CAD	123,940	7/22/2013	UAG	—	(2,886)	(2,886)
Buy	CAD	77,025	7/22/2013	HUS	—	(707)	(707)
Buy	CAD	106,477	7/22/2013	JPM	—	(1,311)	(1,311)
Buy	CAD	144,649	8/13/2013	JPM	—	(4,711)	(4,711)
Buy	CAD	80,718	8/13/2013	JPM	—	(774)	(774)
Sell	CAD	810,000	7/2/2013	UAG	6,469	—	6,469
Sell	CAD	80,000	7/2/2013	JPM	1,451	—	1,451
Sell	CAD	200,000	7/2/2013	JPM	526	—	526
Sell	CAD	70,000	7/2/2013	JPM	965	—	965
Sell	CAD	10,000	6/20/2013	JPM	63	—	63
Sell	CAD	80,000	7/2/2013	JPM	2,539	—	2,539
Sell	CAD	1,560,000	7/2/2013	HUS	29,242	—	29,242

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CAD	100,000	7/2/2013	CBK	$896	$—	$896
Sell	CAD	79,958	7/22/2013	JPM	1,332	—	1,332
Sell	CAD	70,206	7/22/2013	JPM	1,454	—	1,454
Sell	CAD	51,147	7/22/2013	CBK	1,421	—	1,421
Sell	CAD	78,036	7/22/2013	JPM	2,671	—	2,671
Sell	CAD	329,777	8/13/2013	JPM	11,838	—	11,838
Sell	CAD	74,401	7/22/2013	FBF	1,147	—	1,147
Sell	CAD	186,768	7/22/2013	FBF	5,322	—	5,322
Sell	CAD	53,557	7/22/2013	JPM	1,693	—	1,693
Sell	CAD	113,670	7/22/2013	HUS	3,659	—	3,659
Sell	CAD	86,566	7/22/2013	HUS	1,977	—	1,977
Sell	CAD	79,788	7/22/2013	HUS	1,086	—	1,086
Sell	CAD	120,130	7/22/2013	CBK	1,767	—	1,767
Sell	CAD	81,783	7/22/2013	BRC	2,530	—	2,530
Sell	CAD	79,925	7/22/2013	CBK	1,311	—	1,311
Sell	CAD	99,778	7/22/2013	CBK	2,732	—	2,732
Sell	CAD	83,531	7/22/2013	CBK	1,527	—	1,527
Sell	CAD	38,352	7/22/2013	CBK	1,052	—	1,052
Sell	CAD	72,433	7/22/2013	HUS	2,588	—	2,588
Sell	CAD	134,482	7/22/2013	UAG	3,804	—	3,804
Sell	CAD	153,650	7/22/2013	GST	3,697	—	3,697
Sell	CAD	72,692	7/22/2013	BRC	1,674	—	1,674
Sell	CAD	68,839	7/22/2013	JPM	2,184	—	2,184
Sell	CAD	88,729	7/22/2013	HUS	3,198	—	3,198
Sell	CAD	80,687	7/22/2013	HUS	1,184	—	1,184
Sell	CAD	76,537	7/22/2013	FBF	2,304	—	2,304
Sell	CAD	160,206	7/22/2013	UAG	3,631	—	3,631
Sell	CAD	79,103	7/22/2013	JPM	1,096	—	1,096
Sell	CAD	157,707	8/13/2013	JPM	5,137	—	5,137
Sell	CAD	81,641	8/13/2013	JPM	2,385	—	2,385
Sell	CAD	145,922	8/13/2013	GST	3,486	—	3,486
Buy	CHF	291,538	7/22/2013	JPM	—	(7,399)	(7,399)
Sell	CHF	240,000	7/18/2013	HUS	2,866	—	2,866
Sell	CHF	550,000	7/18/2013	JPM	—	(3,046)	(3,046)
Sell	CHF	6,230,000	7/18/2013	HUS	187,479	—	187,479
Sell	CHF	140,000	7/18/2013	JPM	3,297	—	3,297
Sell	CHF	190,000	7/18/2013	DUB	—	(3,425)	(3,425)
Sell	CHF	410,000	7/18/2013	FBF	9,968	—	9,968
Buy	CLP	300,090,000	9/13/2013	JPM	—	(35,546)	(35,546)
Buy	CLP	60,390,000	6/10/2013	JPM	—	(7,253)	(7,253)
Buy	CLP	84,000,000	9/13/2013	JPM	—	(4,120)	(4,120)
Buy	CLP	48,000,000	6/10/2013	GST	—	(5,041)	(5,041)
Buy	CLP	38,000,000	6/10/2013	JPM	—	(3,907)	(3,907)
Buy	CLP	219,610,000	6/10/2013	BOA	—	(19,798)	(19,798)
Buy	CLP	71,000,000	6/10/2013	JPM	—	(7,144)	(7,144)
Buy	CLP	39,000,000	6/10/2013	JPM	—	(4,165)	(4,165)
Buy	CNY	737,802	8/5/2013	JPM	2,762	—	2,762
Buy	CNY	782,938	11/25/2013	JPM	1,342	—	1,342
Buy	CNY	3,717,857	8/5/2013	JPM	11,099	—	11,099
Buy	CNY	843,500	4/7/2016	JPM	—	(7,516)	(7,516)
Sell	CNY	843,500	4/7/2016	JPM	—	(1,364)	(1,364)
Sell	CNY	782,938	11/25/2013	JPM	—	(2,341)	(2,341)
Sell	CNY	4,455,659	8/5/2013	JPM	—	(16,342)	(16,342)
Buy	DKK	518,500	6/7/2013	FBF	939	—	939
Sell	DKK	518,500	6/7/2013	HUS	—	(1,448)	(1,448)
Sell	DKK	518,500	9/4/2013	UAG	—	(945)	(945)
Buy	EUR	283,000	7/12/2013	JPM	—	(1,538)	(1,538)
Buy	EUR	40,000	6/4/2013	JPM	—	(220)	(220)
Buy	EUR	100,000	6/4/2013	JPM	—	(2,042)	(2,042)
Buy	EUR	80,000	6/4/2013	JPM	—	(865)	(865)
Buy	EUR	1,436,000	6/4/2013	HUS	6,820	—	6,820
Buy	EUR	340,000	7/22/2013	JPM	—	(4,387)	(4,387)
Buy	EUR	680,000	7/22/2013	BRC	—	(6,395)	(6,395)
Buy	EUR	114,500	6/7/2013	JPM	—	(1,037)	(1,037)
Buy	EUR	78,500	8/13/2013	BRC	—	(1,497)	(1,497)
Buy	EUR	417,500	6/7/2013	UAG	3,388	—	3,388

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	134,500	6/7/2013	JPM	$1,851	$—	$1,851
Buy	EUR	84,500	6/7/2013	DUB	1,061	—	1,061
Buy	EUR	201,500	6/7/2013	HUS	—	(3,995)	(3,995)
Buy	EUR	14,500	6/7/2013	HUS	—	(149)	(149)
Sell	EUR	520,000	8/7/2013	UAG	9,304	—	9,304
Sell	EUR	10,000	6/4/2013	HUS	8	—	8
Sell	EUR	1,606,000	6/4/2013	HUS	842	—	842
Sell	EUR	80,000	8/7/2013	FBF	538	—	538
Sell	EUR	290,000	8/7/2013	JPM	—	(2,108)	(2,108)
Sell	EUR	400,000	8/7/2013	JPM	—	(4,044)	(4,044)
Sell	EUR	20,000	6/4/2013	JPM	322	—	322
Sell	EUR	147,000	7/2/2013	JPM	—	(1,941)	(1,941)
Sell	EUR	1,436,000	7/2/2013	JPM	—	(6,788)	(6,788)
Sell	EUR	12,000	7/2/2013	JPM	—	(85)	(85)
Sell	EUR	20,000	6/4/2013	JPM	155	—	155
Sell	EUR	7,030,000	8/7/2013	JPM	120,024	—	120,024
Sell	EUR	170,000	8/7/2013	BCC	—	(2,937)	(2,937)
Sell	EUR	123,000	8/13/2013	JPM	—	(223)	(223)
Sell	EUR	175,500	8/13/2013	FBF	—	(1,781)	(1,781)
Sell	EUR	240,000	7/22/2013	CBK	400	—	400
Sell	EUR	340,000	7/22/2013	JPM	3,086	—	3,086
Sell	EUR	680,000	7/22/2013	JPM	—	(1,138)	(1,138)
Sell	EUR	760,000	7/22/2013	BOA	—	(2,089)	(2,089)
Sell	EUR	88,000	8/13/2013	BOA	—	(667)	(667)
Sell	EUR	88,000	8/13/2013	JPM	—	(427)	(427)
Sell	EUR	88,000	8/13/2013	JPM	—	(134)	(134)
Sell	EUR	101,000	7/12/2013	FBF	958	—	958
Sell	EUR	101,000	7/5/2013	JPM	—	(64)	(64)
Sell	EUR	909,500	8/6/2013	JPM	8,340	—	8,340
Sell	EUR	725,000	6/7/2013	BRC	15,262	—	15,262
Sell	EUR	107,500	6/7/2013	JPM	—	(123)	(123)
Sell	EUR	78,500	8/13/2013	JPM	10	—	10
Sell	EUR	114,000	8/21/2013	JPM	—	(1,564)	(1,564)
Sell	EUR	228,000	8/21/2013	JPM	—	(3,129)	(3,129)
Sell	EUR	34,831	8/6/2013	JPM	—	(584)	(584)
Sell	EUR	4,500	7/12/2013	JPM	43	—	43
Sell	EUR	134,500	6/7/2013	UAG	163	—	163
Sell	EUR	433,500	9/4/2013	JPM	—	(3,511)	(3,511)
Sell	EUR	134,500	9/4/2013	DUB	—	(1,847)	(1,847)
Sell	EUR	100,000	8/21/2013	UAG	—	(397)	(397)
Buy	GBP	105,479	8/13/2013	JPM	480	—	480
Buy	GBP	149,535	8/13/2013	JPM	680	—	680
Buy	GBP	60,000	6/12/2013	JPM	56	—	56
Buy	GBP	110,000	6/12/2013	JPM	—	(4,288)	(4,288)
Buy	GBP	18,000	6/12/2013	JPM	150	—	150
Buy	GBP	24,000	6/12/2013	JPM	171	—	171
Buy	GBP	70,000	6/12/2013	JPM	235	—	235
Buy	GBP	60,000	6/12/2013	JPM	1,227	—	1,227
Buy	GBP	670,000	6/12/2013	CBK	12,104	—	12,104
Buy	GBP	80,000	6/12/2013	HUS	1,992	—	1,992
Buy	GBP	19,000	6/12/2013	JPM	39	—	39
Buy	GBP	642,147	7/22/2013	FBF	—	(10,622)	(10,622)
Buy	GBP	75,130	8/13/2013	FBF	342	—	342
Buy	GBP	75,288	8/13/2013	BOA	342	—	342
Buy	GBP	75,482	8/13/2013	FBF	343	—	343
Buy	GBP	53,000	8/13/2013	JPM	247	—	247
Buy	GBP	35,000	8/13/2013	BRC	354	—	354
Buy	GBP	35,000	8/13/2013	BRC	316	—	316
Buy	GBP	104,500	8/21/2013	JPM	—	(226)	(226)
Sell	GBP	34,000	6/12/2013	BOA	—	(511)	(511)
Sell	GBP	25,000	6/12/2013	HUS	—	(646)	(646)
Sell	GBP	30,000	6/12/2013	JPM	1,093	—	1,093
Sell	GBP	113,500	6/19/2013	JPM	—	(3,405)	(3,405)
Sell	GBP	212,500	8/6/2013	JPM	6,520	—	6,520
Sell	GBP	104,500	8/21/2013	UAG	2,131	—	2,131
Sell	GBP	106,500	7/12/2013	JPM	1,348	—	1,348

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	12,500	8/6/2013	JPM	$6	$—	$6
Sell	GBP	202,500	7/12/2013	GST	2,506	—	2,506
Sell	HUF	22,279,614	7/12/2013	JPM	1,145	—	1,145
Sell	HUF	21,937,158	7/12/2013	JPM	1,190	—	1,190
Sell	HUF	20,871,710	7/12/2013	JPM	1,010	—	1,010
Sell	HUF	21,474,853	7/12/2013	JPM	734	—	734
Buy	INR	8,300,000	6/21/2013	JPM	—	(6,726)	(6,726)
Buy	INR	14,000,000	6/21/2013	JPM	—	(1,748)	(1,748)
Buy	INR	105,000,000	6/21/2013	JPM	—	(56,194)	(56,194)
Buy	INR	6,000,000	6/21/2013	JPM	—	(2,619)	(2,619)
Buy	INR	5,000,000	6/21/2013	JPM	—	(2,101)	(2,101)
Buy	INR	7,000,000	6/21/2013	JPM	—	(4,773)	(4,773)
Buy	JPY	72,040,108	6/5/2013	JPM	141	—	141
Buy	JPY	37,800,000	7/18/2013	JPM	4,192	—	4,192
Buy	JPY	9,979,000	7/12/2013	JPM	975	—	975
Buy	JPY	9,832,000	7/12/2013	JPM	961	—	961
Buy	JPY	9,342,000	7/12/2013	FBF	913	—	913
Buy	JPY	9,581,000	7/12/2013	HUS	936	—	936
Buy	JPY	43,503,680	7/22/2013	BRC	—	(11,964)	(11,964)
Buy	JPY	86,491,580	7/22/2013	HUS	—	(21,753)	(21,753)
Buy	JPY	5,219,911	8/13/2013	FBF	479	—	479
Buy	JPY	11,199,352	8/13/2013	FBF	1,022	—	1,022
Buy	JPY	77,118,720	7/22/2013	JPM	7,852	—	7,852
Buy	JPY	15,270,000	8/6/2013	JPM	1,531	—	1,531
Sell	JPY	83,000,000	6/10/2013	FBF	13,073	—	13,073
Sell	JPY	31,000,000	6/10/2013	BOA	7,390	—	7,390
Sell	JPY	39,000,000	6/10/2013	HUS	4,177	—	4,177
Sell	JPY	32,000,000	6/10/2013	FBF	15,022	—	15,022
Sell	JPY	19,000,000	6/10/2013	JPM	10,890	—	10,890
Sell	JPY	58,000,000	6/10/2013	BOA	38,276	—	38,276
Sell	JPY	114,000,000	6/10/2013	JPM	—	(6,274)	(6,274)
Sell	JPY	500,000,000	6/10/2013	JPM	170,058	—	170,058
Sell	JPY	33,400,000	7/18/2013	JPM	4,590	—	4,590
Sell	JPY	105,200,000	7/18/2013	JPM	—	(11,577)	(11,577)
Sell	JPY	54,900,000	7/18/2013	JPM	—	(9,282)	(9,282)
Sell	JPY	568,000,000	6/10/2013	JPM	430,222	—	430,222
Sell	JPY	116,000,000	6/10/2013	JPM	56,804	—	56,804
Sell	JPY	16,000,000	7/18/2013	JPM	—	(2,671)	(2,671)
Sell	JPY	37,000,000	6/10/2013	BCC	—	(10,091)	(10,091)
Sell	JPY	43,597,860	7/22/2013	UAG	12,327	—	12,327
Sell	JPY	22,196,593	7/12/2013	JPM	3,923	—	3,923
Sell	JPY	22,191,255	7/12/2013	CBK	3,935	—	3,935
Sell	JPY	15,482,212	7/12/2013	CBK	5,775	—	5,775
Sell	JPY	15,483,214	7/12/2013	FBF	5,765	—	5,765
Sell	JPY	88,408,296	7/22/2013	JPM	10,201	—	10,201
Sell	JPY	37,388,134	7/12/2013	UAG	6,845	—	6,845
Sell	JPY	12,157,000	8/6/2013	JPM	3,283	—	3,283
Sell	JPY	1,676,000	8/6/2013	JPM	—	(138)	(138)
Sell	JPY	16,214,904	8/13/2013	JPM	534	—	534
Sell	JPY	901,298	8/6/2013	JPM	—	(216)	(216)
Sell	KRW	1,126,000,000	6/13/2013	JPM	—	(10,124)	(10,124)
Sell	KRW	348,000,000	6/13/2013	HUS	—	(1,089)	(1,089)
Sell	KRW	622,000,000	8/13/2013	UAG	23,513	—	23,513
Sell	KRW	197,800,000	8/13/2013	JPM	2,582	—	2,582
Sell	KRW	289,000,000	8/13/2013	FBF	—	(779)	(779)
Buy	MXN	2,713,500	7/12/2013	CBK	—	(13,321)	(13,321)
Buy	MXN	2,713,000	7/12/2013	DUB	—	(13,319)	(13,319)
Buy	MXN	1,964,000	7/12/2013	JPM	—	(6,769)	(6,769)
Buy	MXN	1,964,000	7/12/2013	HUS	—	(6,769)	(6,769)
Buy	MXN	4,573,500	7/12/2013	FBF	—	(22,453)	(22,453)
Sell	MXN	1,569,500	7/12/2013	UAG	5,965	—	5,965
Sell	MXN	549,500	7/12/2013	BRC	936	—	936
Sell	MXN	3,597,500	7/12/2013	UAG	—	(186)	(186)
Buy	MYR	207,468	7/15/2013	JPM	—	(1,246)	(1,246)
Buy	MYR	2,984,496	7/15/2013	JPM	11,072	—	11,072
Buy	MYR	985,280	7/15/2013	JPM	—	(2,980)	(2,980)

Type	Currency	Principal Amount Covered by Contract	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MYR	913,929	7/15/2013	JPM	$—	$(5,938)	$(5,938)
Buy	NOK	4,523,000	8/13/2013	JPM	—	(5,667)	(5,667)
Buy	NOK	379,500	8/13/2013	GST	—	(629)	(629)
Sell	NOK	402,500	8/13/2013	JPM	994	—	994
Sell	NOK	441,000	8/13/2013	HUS	1,725	—	1,725
Sell	NOK	402,500	8/13/2013	FBF	1,250	—	1,250
Sell	NOK	400,000	7/12/2013	HUS	1,689	—	1,689
Sell	NOK	400,000	7/12/2013	JPM	1,715	—	1,715
Buy	NZD	29,500	8/13/2013	JPM	—	(1,430)	(1,430)
Sell	NZD	150,000	6/14/2013	FBF	3,712	—	3,712
Sell	NZD	370,000	6/14/2013	JPM	14,274	—	14,274
Sell	NZD	450,000	6/14/2013	JPM	5,706	—	5,706
Sell	NZD	860,000	6/14/2013	JPM	17,631	—	17,631
Sell	NZD	3,120,000	6/14/2013	JPM	66,140	—	66,140
Sell	NZD	250,000	6/14/2013	BRC	13,706	—	13,706
Sell	NZD	630,000	6/14/2013	JPM	15,028	—	15,028
Sell	NZD	300,000	6/14/2013	JPM	13,058	—	13,058
Sell	NZD	140,000	8/13/2013	UAG	7,514	—	7,514
Sell	NZD	210,236	8/13/2013	FBF	3,334	—	3,334
Sell	NZD	627,286	7/22/2013	CBK	23,075	—	23,075
Sell	NZD	357,519	7/22/2013	JPM	17,742	—	17,742
Sell	NZD	29,500	8/13/2013	JPM	1,471	—	1,471
Buy	PLN	2,570,000	7/22/2013	JPM	—	(26,204)	(26,204)
Sell	PLN	1,223,205	7/22/2013	UAG	9,341	—	9,341
Sell	PLN	2,478,193	7/22/2013	BRC	9,050	—	9,050
Sell	PLN	1,222,587	7/22/2013	UAG	9,528	—	9,528
Buy	RUB	31,300,000	9/16/2013	GST	—	(14,737)	(14,737)
Buy	RUB	1,421,876	8/13/2013	UAG	—	(1,011)	(1,011)
Buy	RUB	1,421,550	8/13/2013	JPM	—	(1,021)	(1,021)
Buy	RUB	2,362,820	6/10/2013	JPM	—	(78)	(78)
Buy	RUB	2,360,970	6/10/2013	HUS	—	(136)	(136)
Sell	RUB	31,300,000	9/16/2013	CBK	9,480	—	9,480
Sell	RUB	2,360,970	6/10/2013	JPM	1,729	—	1,729
Sell	RUB	2,362,820	6/10/2013	UAG	1,725	—	1,725
Sell	RUB	1,438,875	8/13/2013	UAG	485	—	485
Sell	RUB	1,439,663	8/13/2013	JPM	461	—	461
Buy	SEK	457,777	8/13/2013	JPM	—	(392)	(392)
Buy	SEK	497,717	8/13/2013	BRC	—	(1,645)	(1,645)
Buy	SEK	459,897	8/13/2013	JPM	—	(328)	(328)
Buy	SEK	3,249,552	7/22/2013	JPM	—	(8,413)	(8,413)
Buy	SEK	389,195	8/13/2013	FBF	170	—	170
Buy	SEK	409,003	8/13/2013	JPM	156	—	156
Sell	SEK	5,046,763	8/13/2013	BRC	13,586	—	13,586
Sell	SEK	5,164,914	7/22/2013	DUB	26,018	—	26,018
Sell	SEK	426,714	8/13/2013	BRC	801	—	801
Sell	SEK	2,215,763	7/22/2013	CBK	5,826	—	5,826
Sell	SEK	780,480	8/13/2013	JPM	2,345	—	2,345
Sell	SEK	2,237,676	7/22/2013	BRC	2,521	—	2,521
Sell	SEK	2,143,407	7/22/2013	GST	6,738	—	6,738
Buy	THB	313,215	8/13/2013	JPM	—	(193)	(193)
Buy	THB	2,210,438	8/13/2013	BRC	—	(221)	(221)
Buy	THB	2,210,438	8/13/2013	FBF	—	(203)	(203)
Buy	THB	884,940	8/13/2013	FBF	—	(24)	(24)
Sell	THB	4,420,875	8/13/2013	JPM	4,526	—	4,526
Sell	THB	884,940	8/13/2013	JPM	880	—	880
Sell	THB	2,263,679	8/13/2013	UAG	2,889	—	2,889
Buy	TWD	70,515	7/15/2013	JPM	6	—	6
Buy	TWD	2,233,290	8/13/2013	HUS	—	(206)	(206)
Sell	TWD	294,650	8/13/2013	JPM	144	—	144
Buy	ZAR	1,065,597	8/13/2013	JPM	—	(13,400)	(13,400)
Sell	ZAR	3,717,347	7/12/2013	JPM	1,997	—	1,997

					$2,230,653	$(1,129,950)	$1,100,703

Glossary

Counterparty Abbreviations:

BCC	Barclays Capital	DUB	Deusche Bank AG	MSC	Morgan Stanley Capital Services
BOA	Bank of America, N.A.	FBF	Credit Suisse International	UAG	UBS AG
BRC	Barclays Bank PLC	GST	Goldman Sachs International
BNP	BNP Paribas, N.A.	HUS	HSBC Bank USA
CBK	Citibank, N.A.	JPM	JP Morgan Chase Bank, N.A.

Currency Abbreviations:

AUD	Australian Dollar	HUF	Hungarian Forint	SEK	Swedish Krona
BRL	Brazilian Real	INR	Indian Rupee	THB	Thai Baht
CAD	Canadian Dollar	JPY	Japanese Yen	TRY	Turkish New Lira
CHF	Swiss Franc	MXN	Mexico Peso	USD	United States Dollar
CNY	Chinese Renminbi	NOK	Norwegian Krone	ZAR	South African Rand
DKK	Danish Krone	NZD	New Zealand Dollar
EUR	Euro	PLN	Polish Zloty
GBP	British Pound	RUB	Russian Ruble

Index Abbreviations

iTraxx	Markit iTraxx Europe
CDX.IG	Credit Derivatives Index - Investment Grade

Exchange Abbreviations

CME	Chicago Mercantile Exchange
OTC	Over-the-Counter
OMX	Stock Exchange in Nordic and Baltic Europe

Other Abbreviations:

BBSW	Australian Financial Markets Associations Bank-Bill Reference Rate
LIBOR	London Interbank Offer Rate
CDI	Brazil Interbank Deposit Rate
EURIBOR	Euro Interbank Offer Rate
IRS	Interest Rate Swap
PJSC	Private Joint Stock Company

AMERICAN BEACON FUNDS

SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation and Fair Value Measurements

Investments are valued at the close of the New York Stock Exchange (the “Exchange”), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities including exchange-traded funds (“ETFs”) for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The prices of debt securities may be determined using quotes obtained from brokers.

Investments in open-end mutual funds are valued at the closing net asset value (“NAV”) per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method, which approximates fair value.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at a fair value following procedures approved by the Trust’s Board of Trustees (the “Board”).

Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

Other investments, including restricted securities and those financial instruments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee, established by the Fund’s Board.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the Manager determines that developments between the close of a foreign market and the close of the Exchange will, in its judgment, materially affect the value of some or all of a fund’s portfolio securities, the Manager will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs

Various inputs may be used to determine the value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter (“OTC”) financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The Funds’ investments are summarized by level based on the inputs used to determine their values. U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) also requires all transfers between levels to be disclosed. The end of period timing recognition has been adopted for transfers between levels of the Funds’ assets and liabilities. During the period ended May 31, 2013, there were no transfers between levels. As of May 31, 2013, the investments were classified as described below (in thousands):

Zebra Small Cap Equity Fund	Level 1	Level 2	Level 3	Total
Common Stock	$7,361	$—	$—	$7,361
Short-Term Investments - Money Markets	239	—	—	239

Total Investments in Securities	$7,600	$—	$—	$7,600

Futures Contracts	$1	$—	$—	$1

Zebra Global Equity Fund	Level 1	Level 2	Level 3	Total
Common Stock	$4,573	$3,025	$—	$7,598
Rights	—	19	—	19
Short-Term Investments - Money Markets	283	—	—	283

Total Investments in Securities	$4,856	$3,044	$—	$7,900

Futures Contracts	$(4)	$—	$—	$(4)

The London Company Income Equity Fund	Level 1	Level 2	Level 3	Total
Preferred Stock	$1,292	$—	$—	$1,292
Common Stock	61,702	—	—	61,702
Short-Term Investments - Money Markets	2,364	—	—	2,364

Total Investments in Securities	$65,358	$—	$—	$65,358

Futures Contracts	$(13)	$—	$—	$(13)

SiM High Yield Opportunities Fund	Level 1	Level 2	Level 3	Total
Common Stock	$5,526	$—	$—	$5,526
Preferred Stock	—	15,143	—	15,143
Corporate Obligations	—	378,792	—	378,792
Foreign Convertible Obligations	—	6,196	—	6,196
Foreign Obligations	—	87,312	—	87,312
U.S. Agency Obligations	—	10,887	—	10,887
U.S. Treasury Obligations	—	1,257	—	1,257

Total Investments in Securities	$5,526	$499,587	$—	$505,113

Financial derivative instruments-assets*	Level 1	Level 2	Level 3	Total
Swap Agreements	$—	$1,402	$—	$1,402
Futures Contracts	980	—	—	980

	$980	$1,402	$—	$2,382

Financial derivative instruments-liabilities*	Level 1	Level 2	Level 3	Total
Swap Agreements	$—	$(1,187)	$—	$(1,187)
Futures Contracts	(50)	—	—	(50)

	$(50)	$(1,187)	$—	$(1,237)

*	Financial derivative instruments may include open futures contracts, swap agreements, written swaptions, and foreign currency contracts.

Flexible Bond Fund	Level 1	Level 2	Level 3	Total
Domestic Convertible Obligations	$—	$2,232	$—	$2,232
Domestic Obligations	—	44,695	—	44,695
Foreign Convertible Obligations	—	1,972	—	1,972
Foreign Obligations	91	35,840	—	35,931
Asset-Backed Obligations	—	1,920	—	1,920
Non-Agency Mortgage-Backed Obligations	—	10,204	—	10,204
U.S. Agency Mortgage-Backed Obligations	—	9,059	—	9,059
U.S. Treasury Obligations	—	37,041	—	37,041
Short-Term Investments
Money Markets	27,453	—	—	27,453
Certificates of Deposits	—	19,034	—	19,034
U.S. Treasury Bills	—	558	—	558

Total Investments in Securities	$27,544	$162,555	$—	$190,099

Financial derivative instruments-assets*	Level 1	Level 2	Level 3	Total
Futures Contracts	$119	$—	$—	$119
Purchased Options Outstanding	—	216		216
Swap Agreements	—	1,918	—	1,918
Forward Currency Contracts	2,231		—	2,231

	$2,350	$2,134	$—	$4,484

Financial derivative instruments-liabilities*	Level 1	Level 2	Level 3	Total
Futures Contracts	$(214)	$—	$—	$(214)
Written Options Outstanding	—	(162)	—	(162)
Swap Agreements	—	(911)	—	(911)
Forward Currency Contracts	(1,130)	—	—	(1,130)

	$(1,344)	$(1,073)	$—	$(2,417)

*	Financial derivative instruments may include swaps agreements, open futures, purchased options and swaption contracts, written options and swaption contracts and foreign currency contracts.

Options Contracts

The Fund may write (1) call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest and (2) inflation-capped options. Writing put options tends to increase the Fund’s exposure to unfavorable movements of the underlying instrument in exchange for an upfront premium. Writing call options tends to decrease the Fund’s exposure to favorable movements of the underlying instrument in exchange for an upfront premium. When the Fund writes a call, put, or inflation-capped option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss when the underlying transaction is sold. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to favorable movements of the underlying instrument in exchange for paying an upfront premium. Purchasing put options tends to decrease the Fund’s exposure to unfavorable movements of the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is sold.

Swap Agreements

The Fund may invest in swap agreements. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Fund may enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate, and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Manager pursuant to procedures approved by the Board.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements

Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of periodic premium throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure up to the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation that the Fund owns or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default that the Fund does not own.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the Notes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent a market participant view of the likelihood or risk of default for the underlying referent security to credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of February 28, 2013 for which the Fund is the seller of protection is disclosed in the Notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements

The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.

Over-the Counter Swap Agreements

OTC financial derivative instruments such as forward currency contracts, options contracts, interest rate, and credit default swap agreements derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s Manager may provide a valuation. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or the Manager using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends, and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.

Currency Translation

The Fund may enter into forward foreign currency contracts to hedge the exchange rate risk on investment transactions or to hedge the value of the Fund’s securities denominated in foreign currencies. Forward foreign currency contracts are valued at the forward exchange rate prevailing on the day of valuation. The Fund bears the market risk that arises from changes in foreign exchange rates, and accordingly, the unrealized gain (loss) on these contracts is reflected in the accompanying financial statements. The Fund also bears the credit risk if the counterparty fails to perform under the contract.

Futures Contracts

Futures contracts are contracts to buy or sell a standard quantity of securities at a specified price on a future date. The Funds may enter into financial futures contracts as a method for keeping assets readily convertible to cash if needed to meet shareholder redemptions or for other needs while maintaining exposure to the stock or bond market, as applicable. The primary risks associated with the use of futures contracts are the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Upon entering into a futures contract, the Funds are required to set aside or deposit with a broker an amount, termed the initial margin, which typically represents a portion of the face value of the futures contract. A Fund usually reflects this amount on the Schedule of Investments as a U.S. Treasury Bill held as collateral or as cash deposited with broker on the Statements of Assets and Liabilities. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement values are accounted for as unrealized appreciation or (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. Futures contracts are valued at the most recent settlement price established each day by the exchange on which they are traded.

Cost of Investments for Federal Income Tax Purposes

As of May 31, 2013, the cost of investments for federal income tax purposes was as follows:

	Cost of Investments for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
Zebra Small Cap Equity	$6,908	$782	$(90)	$692
Zebra Global Equity	7,244	813	(157)	656
The London Company Income Equity	60,461	5,026	(129)	4,897
SiM High Yield Opportunities	492,657	25,720	(13,265)	12,455
Flexible Bond	190,027	2,197	(2,124)	73

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust’s internal control over financial reporting during the Trust’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By:
/ Gene L. Needles, Jr./
Gene L. Needles, Jr.
President

Date: July 30, 2013

By:
/Melinda G. Heika/
Melinda G. Heika
Treasurer

Date: July 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/ Gene L. Needles, Jr./
Gene L. Needles, Jr.
President

Date: July 30, 2013

By:
/Melinda G. Heika/
Melinda G. Heika
Treasurer

Date: July 30, 2013